UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-07121)

Exact name of registrant as specified in charter:	Putnam Asset Allocation Funds

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Stephen Tate, Vice President

100 Federal Street

Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, New York 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	August 31, 2025

Date of reporting period:	September 1, 2024 – February 28, 2025

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Putnam Multi-Asset Income Fund
Class A [PMIAX]
Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Putnam Multi-Asset Income Fund for the period September 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$41	0.82%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$226,969,479
Total Number of Portfolio Holdings*	1,671
Portfolio Turnover Rate	52%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition (% of Total Net Assets)
U.S. Money Market Securities, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets in the portfolio. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Multi-Asset Income Fund	PAGE 1	39362-STSA-0425

Putnam Multi-Asset Income Fund
Class C [PMICX]
Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Putnam Multi-Asset Income Fund for the period September 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$79	1.57%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$226,969,479
Total Number of Portfolio Holdings*	1,671
Portfolio Turnover Rate	52%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition (% of Total Net Assets)
U.S. Money Market Securities, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets in the portfolio. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Multi-Asset Income Fund	PAGE 1	39362-STSC-0425

Putnam Multi-Asset Income Fund
Class P
Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Putnam Multi-Asset Income Fund for the period September 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class P	$21	0.41%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$226,969,479
Total Number of Portfolio Holdings*	1,671
Portfolio Turnover Rate	52%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition (% of Total Net Assets)
U.S. Money Market Securities, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets in the portfolio. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Multi-Asset Income Fund	PAGE 1	39362-STSP-0425

Putnam Multi-Asset Income Fund
Class R [PMIRX]
Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Putnam Multi-Asset Income Fund for the period September 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R	$54	1.07%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$226,969,479
Total Number of Portfolio Holdings*	1,671
Portfolio Turnover Rate	52%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition (% of Total Net Assets)
U.S. Money Market Securities, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets in the portfolio. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Multi-Asset Income Fund	PAGE 1	39362-STSR-0425

Putnam Multi-Asset Income Fund
Class R5 [PMILX]
Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Putnam Multi-Asset Income Fund for the period September 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R5	$28	0.55%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$226,969,479
Total Number of Portfolio Holdings*	1,671
Portfolio Turnover Rate	52%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition (% of Total Net Assets)
U.S. Money Market Securities, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets in the portfolio. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Multi-Asset Income Fund	PAGE 1	39362-STSR5-0425

Putnam Multi-Asset Income Fund
Class R6 [PMIVX]
Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Putnam Multi-Asset Income Fund for the period September 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$23	0.45%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$226,969,479
Total Number of Portfolio Holdings*	1,671
Portfolio Turnover Rate	52%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition (% of Total Net Assets)
U.S. Money Market Securities, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets in the portfolio. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Multi-Asset Income Fund	PAGE 1	39362-STSR6-0425

Putnam Multi-Asset Income Fund
Class Y [PMIYX]
Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Putnam Multi-Asset Income Fund for the period September 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class Y	$29	0.57%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$226,969,479
Total Number of Portfolio Holdings*	1,671
Portfolio Turnover Rate	52%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition (% of Total Net Assets)
U.S. Money Market Securities, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets in the portfolio. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Multi-Asset Income Fund	PAGE 1	39362-STSY-0425

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements and Other Important Information in Item 7 below.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Putnam
Multi-Asset Income
Fund

Financial Statements and Other Important Information

Semi-Annual | February 28, 2025

Financial Statements and Other Important Information—Semi-Annual	franklintempleton.com

The fund’s portfolio 2/28/25 (Unaudited)
CORPORATE BONDS AND NOTES (28.1%)*		Principal amount	Value
Basic materials (2.2%)
Arcosa, Inc. 144A company guaranty sr. unsec. notes 6.875%, 8/15/32		$35,000	$35,855
ATI, Inc. sr. unsec. notes 7.25%, 8/15/30		75,000	78,046
ATI, Inc. sr. unsec. notes 5.125%, 10/1/31		15,000	14,261
ATI, Inc. sr. unsec. sub. notes 5.875%, 12/1/27		135,000	135,118
Avient Corp. 144A sr. unsec. notes 6.25%, 11/1/31		30,000	30,104
Avient Corp. 144A sr. unsec. unsub. notes 7.125%, 8/1/30		55,000	56,717
Axalta Coating Systems, LLC 144A company guaranty sr. unsec. notes 3.375%, 2/15/29		150,000	138,622
Beacon Roofing Supply, Inc. 144A sr. unsec. unsub. notes 4.125%, 5/15/29		40,000	38,984
Big River Steel, LLC/BRS Finance Corp. 144A sr. notes 6.625%, 1/31/29		70,000	70,370
Boise Cascade Co. 144A company guaranty sr. unsec. notes 4.875%, 7/1/30		95,000	90,509
Builders FirstSource, Inc. 144A company guaranty sr. unsec. bonds 6.375%, 6/15/32		110,000	112,049
Builders FirstSource, Inc. 144A sr. unsec. bonds 6.375%, 3/1/34		40,000	40,536
Celanese US Holdings, LLC company guaranty sr. unsec. bonds 6.629%, 7/15/32 (Germany)		90,000	93,927
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.80%, 11/15/30 (Germany)		100,000	105,542
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.58%, 7/15/29 (Germany)		34,000	35,360
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.415%, 7/15/27 (Germany)		178,000	182,485
Celanese US Holdings, LLC company guaranty sr. unsec. notes 1.40%, 8/5/26 (Germany)		110,000	104,279
Cerdia Finanz GmbH 144A sr. notes 9.375%, 10/3/31 (Germany)		45,000	47,275
CF Industries, Inc. company guaranty sr. unsec. bonds 4.95%, 6/1/43		120,000	108,040
CF Industries, Inc. 144A company guaranty sr. notes 4.50%, 12/1/26		10,000	9,960
Cleveland-Cliffs, Inc. 144A company guaranty sr. unsec. notes 7.375%, 5/1/33		70,000	70,331
Cleveland-Cliffs, Inc. 144A company guaranty sr. unsec. notes 7.00%, 3/15/32		65,000	65,357
Commercial Metals Co. sr. unsec. notes 4.375%, 3/15/32		140,000	127,738
Constellium SE company guaranty sr. unsec. unsub. notes Ser. REGS, 3.125%, 7/15/29 (France)	EUR	100,000	99,344
DuPont de Nemours, Inc. sr. unsec. unsub. bonds 5.419%, 11/15/48		$234,000	242,644
FMG Resources August 2006 Pty, Ltd. 144A sr. unsec. notes 6.125%, 4/15/32 (Australia)		65,000	65,106
Glencore Funding, LLC 144A company guaranty sr. unsec. bonds 5.634%, 4/4/34		150,000	152,190
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 2.50%, 9/1/30		231,000	204,190
HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/1/29 (Canada)		80,000	79,965
Huntsman International, LLC sr. unsec. bonds 5.70%, 10/15/34		90,000	87,385
Huntsman International, LLC sr. unsec. notes 4.50%, 5/1/29		238,000	229,771
Intelligent Packaging, Ltd., Finco, Inc./Intelligent Packaging, Ltd. LLC Co-Issuer 144A sr. notes 6.00%, 9/15/28 (Canada)		200,000	199,718
International Flavors & Fragrances, Inc. sr. unsec. notes 4.45%, 9/26/28		95,000	93,966
International Flavors & Fragrances, Inc. 144A company guaranty sr. unsec. bonds 3.468%, 12/1/50		25,000	16,968
LSF11 A5 HoldCo, LLC 144A sr. unsec. notes 6.625%, 10/15/29		90,000	92,764
Mauser Packaging Solutions Holding Co. 144A company guaranty notes 9.25%, 4/15/27		70,000	71,107
Mauser Packaging Solutions Holding Co. 144A sr. bonds 7.875%, 4/15/27		90,000	91,477
Mercer International, Inc. sr. unsec. notes 5.125%, 2/1/29 (Canada)		65,000	59,028
Mercer International, Inc. 144A sr. unsec. notes 12.875%, 10/1/28 (Canada)		40,000	43,721
Minsur SA sr. unsec. notes Ser. REGS, 4.50%, 10/28/31 (Peru)		260,000	237,927
Novelis Corp. 144A company guaranty sr. unsec. notes 6.875%, 1/30/30		60,000	61,377
Novelis Corp. 144A company guaranty sr. unsec. notes 4.75%, 1/30/30		95,000	89,612
Pactiv Evergreen Group Issuer, LLC/Pactiv Evergreen Group Issuer, Inc. 144A sr. notes 4.375%, 10/15/28		45,000	45,266
Quikrete Holdings, Inc. 144A sr. notes 6.375%, 3/1/32		50,000	50,757
Quikrete Holdings, Inc. 144A sr. unsec. notes 6.75%, 3/1/33		25,000	25,396
Rain Carbon, Inc. 144A sr. notes 12.25%, 9/1/29		65,000	69,022
SCIH Salt Holdings, Inc. 144A sr. notes 4.875%, 5/1/28		80,000	77,170
SCIH Salt Holdings, Inc. 144A sr. unsec. notes 6.625%, 5/1/29		60,000	59,496
Smyrna Ready Mix Concrete, LLC 144A sr. notes 8.875%, 11/15/31		75,000	80,599
Standard Industries Solutions, Inc./NY 144A sr. unsec. notes 6.50%, 8/15/32		90,000	91,211
TMS International Holding Corp. 144A sr. unsec. notes 6.25%, 4/15/29		80,000	75,806
United States Steel Corp. sr. unsec. sub. bonds 6.65%, 6/1/37		35,000	35,008
Vibrantz Technologies, Inc. 144A sr. unsec. notes 9.00%, 2/15/30		100,000	90,298
Westlake Corp. sr. unsec. bonds 3.125%, 8/15/51		89,000	57,459
Westlake Corp. sr. unsec. bonds 2.875%, 8/15/41		86,000	59,660
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30		115,000	131,721
Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%, 3/15/32 R		17,000	19,239
WR Grace Holdings, LLC 144A sr. unsec. notes 5.625%, 8/15/29		45,000	41,259
			5,019,092

Multi-Asset Income Fund
1

CORPORATE BONDS AND NOTES (28.1%)* cont.		Principal amount	Value
Capital goods (1.7%)
Adient Global Holdings, Ltd. 144A company guaranty sr. unsec. notes 7.50%, 2/15/33 (Ireland)		$25,000	$25,031
Adient Global Holdings, Ltd. 144A company guaranty sr. unsec. unsub. notes 8.25%, 4/15/31 (Ireland)		115,000	118,416
Allison Transmission, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 1/30/31		55,000	49,478
Ardagh Metal Packaging Finance USA, LLC/Ardagh Metal Packaging Finance PLC sr. unsec. notes Ser. REGS, 3.00%, 9/1/29	EUR	100,000	90,246
BAE Systems PLC 144A sr. unsec. bonds 5.50%, 3/26/54 (United Kingdom)		$200,000	200,994
Benteler International AG 144A company guaranty sr. notes 10.50%, 5/15/28 (Austria)		200,000	212,183
Berry Global, Inc. company guaranty sr. notes 5.50%, 4/15/28		11,000	11,205
Berry Global, Inc. 144A company guaranty sr. notes 1.65%, 1/15/27		143,000	135,023
Boeing Co. (The) sr. unsec. bonds 5.805%, 5/1/50		25,000	24,139
Boeing Co. (The) sr. unsec. bonds 5.705%, 5/1/40		30,000	29,538
Boeing Co. (The) sr. unsec. bonds 3.95%, 8/1/59		140,000	97,253
Boeing Co. (The) sr. unsec. notes 3.20%, 3/1/29		30,000	28,065
Boeing Co. (The) sr. unsec. notes 2.95%, 2/1/30		29,000	26,322
Boeing Co. (The) sr. unsec. notes 2.196%, 2/4/26		205,000	200,081
Boeing Co. (The) sr. unsec. unsub. bonds 6.858%, 5/1/54		69,000	76,089
Boeing Co. (The) sr. unsec. unsub. notes 6.528%, 5/1/34		53,000	56,798
Boeing Co. (The) sr. unsec. unsub. notes 6.388%, 5/1/31		65,000	69,284
Boeing Co. (The) sr. unsec. unsub. notes 6.298%, 5/1/29		8,000	8,386
Boeing Co. (The) sr. unsec. unsub. notes 6.259%, 5/1/27		7,000	7,193
Boeing Co. (The) sr. unsec. unsub. notes 6.125%, 2/15/33		192,000	201,015
Bombardier, Inc. 144A sr. unsec. notes 7.875%, 4/15/27 (Canada)		17,000	17,087
Bombardier, Inc. 144A sr. unsec. notes 7.50%, 2/1/29 (Canada)		5,000	5,176
Bombardier, Inc. 144A sr. unsec. notes 7.25%, 7/1/31 (Canada)		10,000	10,245
Bombardier, Inc. 144A sr. unsec. notes 7.00%, 6/1/32 (Canada)		20,000	20,302
Bombardier, Inc. 144A sr. unsec. unsub. notes 8.75%, 11/15/30 (Canada)		60,000	64,320
Chart Industries, Inc. 144A company guaranty sr. notes 7.50%, 1/1/30		85,000	88,915
Chart Industries, Inc. 144A company guaranty sr. unsec. notes 9.50%, 1/1/31		25,000	26,886
Clarios Global LP 144A sr. notes 6.75%, 5/15/28		15,000	15,324
Dornoch Debt Merger Sub, Inc. 144A sr. unsec. notes 6.625%, 10/15/29		70,000	55,835
GFL Environmental, Inc. 144A company guaranty sr. unsec. notes 4.75%, 6/15/29 (Canada)		35,000	33,682
GFL Environmental, Inc. 144A sr. notes 6.75%, 1/15/31 (Canada)		25,000	25,957
Graham Packaging Co., Inc. 144A company guaranty sr. unsec. sub. notes 7.125%, 8/15/28		80,000	79,633
Howmet Aerospace, Inc. sr. unsec. unsub. bonds 5.95%, 2/1/37		124,000	131,157
Howmet Aerospace, Inc. sr. unsec. unsub. notes 3.00%, 1/15/29		37,000	34,862
Madison IAQ, LLC 144A sr. notes 4.125%, 6/30/28		45,000	43,041
Madison IAQ, LLC 144A sr. unsec. notes 5.875%, 6/30/29		120,000	115,822
Manitowoc Co., Inc. (The) 144A company guaranty notes 9.25%, 10/1/31		55,000	57,819
MasTec, Inc. company guaranty sr. unsec. unsub. notes 5.90%, 6/15/29		46,000	47,251
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 144A company guaranty sr. unsec. notes 8.50%, 5/15/27		25,000	25,143
Ritchie Bros Holdings, Inc. 144A company guaranty sr. notes 6.75%, 3/15/28		30,000	30,805
Ritchie Bros Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 7.75%, 3/15/31		60,000	63,216
Sensata Technologies BV 144A company guaranty sr. unsec. unsub. notes 5.875%, 9/1/30		235,000	232,080
Spirit AeroSystems, Inc. company guaranty sr. unsec. unsub. notes 4.60%, 6/15/28		55,000	53,203
Spirit AeroSystems, Inc. 144A company guaranty sr. notes 9.75%, 11/15/30		105,000	116,378
Spirit AeroSystems, Inc. 144A sr. unsub. notes 9.375%, 11/30/29		25,000	26,883
Terex Corp. 144A company guaranty sr. unsec. notes 5.00%, 5/15/29		50,000	48,207
Terex Corp. 144A sr. unsec. notes 6.25%, 10/15/32		55,000	54,694
TransDigm, Inc. company guaranty sr. unsec. sub. notes 4.875%, 5/1/29		240,000	229,559
TransDigm, Inc. 144A company guaranty sr. notes 7.125%, 12/1/31		15,000	15,486
TransDigm, Inc. 144A sr. notes 6.875%, 12/15/30		65,000	66,760
Vertiv Group Corp. 144A company guaranty sr. notes 4.125%, 11/15/28		108,000	103,904
Waste Pro USA, Inc. 144A sr. unsec. notes 7.00%, 2/1/33		35,000	35,525
WESCO Distribution, Inc. 144A company guaranty sr. unsec. notes 6.625%, 3/15/32		80,000	81,802
WESCO Distribution, Inc. 144A company guaranty sr. unsec. notes 6.375%, 3/15/29		20,000	20,371
WESCO Distribution, Inc. 144A company guaranty sr. unsec. unsub. notes 6.375%, 3/15/33		30,000	30,317
			3,774,386
Communication services (1.7%)
Altice France SA 144A company guaranty sr. notes 5.50%, 10/15/29 (France)		200,000	156,431
American Tower Corp. sr. unsec. bonds 2.70%, 4/15/31 R		103,000	91,067

2
Multi-Asset Income Fund

CORPORATE BONDS AND NOTES (28.1%)* cont.	Principal amount	Value
Communication services cont.
American Tower Corp. sr. unsec. notes 3.125%, 1/15/27 R	$251,000	$244,418
American Tower Corp. sr. unsec. notes 2.90%, 1/15/30 R	106,000	97,119
AT&T, Inc. sr. unsec. bonds 3.55%, 9/15/55	81,000	56,224
AT&T, Inc. sr. unsec. unsub. bonds 2.55%, 12/1/33	189,000	155,669
AT&T, Inc. sr. unsec. unsub. bonds 2.25%, 2/1/32	128,000	107,986
AT&T, Inc. sr. unsec. unsub. notes 4.75%, 5/15/46	14,000	12,471
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 5.375%, 6/1/29	215,000	209,261
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 4.75%, 3/1/30	95,000	88,584
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. unsub. notes 4.75%, 2/1/32	120,000	107,927
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. notes 2.25%, 1/15/29	92,000	82,654
Comcast Corp. company guaranty sr. unsec. notes 3.45%, 2/1/50	73,000	51,787
Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.999%, 11/1/49	30,000	23,428
Connect Finco SARL/Connect US Finco, LLC 144A sr. notes 9.00%, 9/15/29 (Luxembourg)	200,000	183,542
Crown Castle, Inc. sr. unsec. bonds 3.80%, 2/15/28 R	69,000	67,302
Crown Castle, Inc. sr. unsec. bonds 3.65%, 9/1/27 R	82,000	79,910
Crown Castle, Inc. sr. unsec. notes 4.90%, 9/1/29 R	105,000	105,190
Crown Castle, Inc. sr. unsec. notes 4.75%, 5/15/47 R	31,000	27,282
DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. 144A sr. notes 10.00%, 2/15/31	60,000	58,932
DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. 144A sr. notes 8.875%, 2/1/30	30,000	29,298
DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. 144A sr. notes 5.875%, 8/15/27	30,000	29,548
DISH DBS Corp. 144A company guaranty sr. notes 5.25%, 12/1/26	85,000	80,064
EchoStar Corp. company guaranty sr. sub. notes Ser. ., 10.75%, 11/30/29	75,000	80,417
Equinix, Inc. sr. unsec. sub. notes 3.20%, 11/18/29 R	220,000	205,539
Frontier Communications Holdings, LLC 144A company guaranty sr. notes 8.75%, 5/15/30	60,000	63,478
Frontier Communications Holdings, LLC 144A company guaranty sr. notes 5.875%, 10/15/27	50,000	50,011
Level 3 Financing, Inc. 144A company guaranty sr. notes 10.50%, 5/15/30	75,000	82,031
Rogers Communications, Inc. company guaranty sr. unsec. notes 5.00%, 2/15/29 (Canada)	182,000	182,769
Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes Ser. REGS, 3.80%, 3/15/32 (Canada)	87,000	79,355
Rogers Communications, Inc. unsec. sub. bonds 7.125%, 4/15/55 (Canada)	90,000	90,576
Rogers Communications, Inc. unsec. sub. bonds 7.00%, 4/15/55 (Canada)	185,000	185,895
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28	119,000	127,358
T-Mobile USA, Inc. company guaranty sr. notes 3.875%, 4/15/30	8,000	7,664
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 5.05%, 7/15/33	145,000	144,624
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 2.875%, 2/15/31	65,000	58,049
T-Mobile USA, Inc. company guaranty sr. unsec. notes 3.375%, 4/15/29	138,000	130,787
Time Warner Cable Enterprises, LLC company guaranty sr. unsub. notes 8.375%, 7/15/33	67,000	77,141
Zegona Finance PLC 144A sr. notes 8.625%, 7/15/29 (United Kingdom)	200,000	212,868
		3,924,656
Consumer cyclicals (4.5%)
7-Eleven, Inc. 144A sr. unsec. notes 1.30%, 2/10/28	319,000	289,570
Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)	146,000	142,553
Allied Universal Holdco, LLC/Allied Universal Finance Corp. 144A sr. notes 7.875%, 2/15/31	95,000	98,049
American Builders & Contractors Supply Co., Inc. 144A sr. notes 4.00%, 1/15/28	100,000	95,546
American Builders & Contractors Supply Co., Inc. 144A sr. unsec. notes 3.875%, 11/15/29	65,000	59,963
Anywhere Real Estate Group, LLC/Anywhere Co-Issuer Corp. 144A company guaranty notes 7.00%, 4/15/30	51,000	47,141
Banijay Entertainment SASU 144A sr. notes 8.125%, 5/1/29 (France)	215,000	224,241
Bath & Body Works, Inc. company guaranty sr. unsec. sub. bonds 6.875%, 11/1/35	135,000	140,102
BCPE Ulysses Intermediate, Inc. 144A sr. unsec. notes 7.75%, 4/1/27 ‡‡	45,000	44,276
Block, Inc. sr. unsec. notes 3.50%, 6/1/31	35,000	31,100
Boyd Gaming Corp. 144A sr. unsec. bonds 4.75%, 6/15/31	195,000	183,849
Brunswick Corp. sr. unsec. unsub. notes 2.40%, 8/18/31	113,000	94,223
Brunswick Corp./DE sr. unsec. bonds 5.10%, 4/1/52	126,000	98,362
Brunswick Corp./DE sr. unsec. notes 5.85%, 3/18/29	87,000	89,293
Caesars Entertainment, Inc. 144A company guaranty sr. notes 6.50%, 2/15/32	15,000	15,224
Caesars Entertainment, Inc. 144A sr. notes 7.00%, 2/15/30	210,000	216,451
Caesars Entertainment, Inc. 144A sr. unsec. notes 6.00%, 10/15/32	35,000	34,151
Caesars Entertainment, Inc. 144A sr. unsec. notes 4.625%, 10/15/29	140,000	132,389
Camelot Return Merger Sub, Inc. 144A sr. notes 8.75%, 8/1/28	70,000	66,431
Carnival Corp. 144A company guaranty sr. notes 7.00%, 8/15/29	25,000	26,298
Carnival Corp. 144A company guaranty sr. sub. notes 4.00%, 8/1/28	291,000	279,818

Multi-Asset Income Fund
3

CORPORATE BONDS AND NOTES (28.1%)* cont.	Principal amount	Value
Consumer cyclicals cont.
Carnival Corp. 144A company guaranty sr. unsec. sub. notes 6.125%, 2/15/33	$40,000	$40,308
Carnival Corp. 144A sr. unsec. notes 5.75%, 3/15/30	69,000	69,245
Carnival Corp. 144A sr. unsec. notes 5.75%, 3/1/27	120,000	120,382
Carvana Co. 144A company guaranty sr. sub. notes 9.00%, 6/1/31 ‡‡	40,000	45,506
Carvana Co. 144A company guaranty sr. sub. notes 9.00%, 12/1/28 ‡‡	60,159	62,371
Churchill Downs, Inc. 144A sr. unsec. notes 5.75%, 4/1/30	90,000	89,003
Cinemark USA, Inc. 144A company guaranty sr. unsec. notes 5.25%, 7/15/28	70,000	68,588
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. notes 7.875%, 4/1/30	65,000	66,432
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. unsec. sub. notes 7.75%, 4/15/28	65,000	60,422
Crocs, Inc. 144A company guaranty sr. unsec. notes 4.25%, 3/15/29	50,000	46,924
D.R. Horton, Inc. company guaranty sr. unsec. bonds 5.50%, 10/15/35	195,000	199,228
D.R. Horton, Inc. company guaranty sr. unsec. bonds 5.00%, 10/15/34	275,000	271,955
Dick’s Sporting Goods, Inc. sr. unsec. bonds 4.10%, 1/15/52	115,000	85,734
EMRLD Borrower LP/Emerald Co-Issuer, Inc. 144A sr. notes 6.625%, 12/15/30	125,000	126,615
FirstCash, Inc. 144A sr. unsec. notes 6.875%, 3/1/32 (Mexico)	175,000	179,060
Foundation Building Materials, Inc. 144A company guaranty sr. unsec. notes 6.00%, 3/1/29	85,000	75,301
Global Payments, Inc. sr. unsec. notes 2.15%, 1/15/27	82,000	78,325
Gray Television, Inc. 144A company guaranty sr. unsec. unsub. notes 5.375%, 11/15/31	55,000	31,991
Great Canadian Gaming Corp. 144A sr. notes 8.75%, 11/15/29 (Canada)	85,000	89,599
Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 9.00%, perpetual maturity	110,000	117,249
Home Depot, Inc./The sr. unsec. unsub. bonds 5.30%, 6/25/54	59,000	58,100
Home Depot, Inc./The sr. unsec. unsub. notes 4.95%, 6/25/34	59,000	59,385
Hyatt Hotels Corp. sr. unsec. notes 5.375%, 12/15/31	70,000	70,628
Hyatt Hotels Corp. sr. unsec. notes 5.25%, 6/30/29	110,000	111,181
Hyundai Capital America 144A sr. unsec. notes 6.50%, 1/16/29 (South Korea)	140,000	147,945
Hyundai Capital America 144A sr. unsec. notes 6.375%, 4/8/30 (South Korea)	17,000	18,034
Hyundai Capital America 144A sr. unsec. notes 5.40%, 1/8/31 (South Korea)	46,000	47,005
Hyundai Capital America 144A sr. unsec. notes 5.35%, 3/19/29 (South Korea)	90,000	91,525
Hyundai Capital America 144A sr. unsec. notes 4.55%, 9/26/29 (South Korea)	50,000	49,419
Interpublic Group of Cos., Inc. (The) sr. unsec. unsub. notes 2.40%, 3/1/31	72,000	62,716
Iron Mountain, Inc. 144A company guaranty sr. unsec. sub. notes 6.25%, 1/15/33	145,000	145,929
LBM Acquisition, LLC 144A company guaranty sr. unsec. notes 6.25%, 1/15/29	65,000	59,885
Levi Strauss & Co. 144A sr. unsec. sub. bonds 3.50%, 3/1/31	115,000	102,652
LGI Homes, Inc. 144A company guaranty sr. unsec. notes 8.75%, 12/15/28	100,000	105,730
Light & Wonder International, Inc. 144A company guaranty sr. unsec. notes 7.50%, 9/1/31	15,000	15,668
Light & Wonder International, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/15/29	195,000	200,940
Live Nation Entertainment, Inc. 144A sr. notes 6.50%, 5/15/27	70,000	71,179
McGraw-Hill Education, Inc. 144A sr. notes 7.375%, 9/1/31	90,000	92,125
McGraw-Hill Education, Inc. 144A sr. notes 5.75%, 8/1/28	65,000	63,805
McGraw-Hill Education, Inc. 144A sr. unsec. notes 8.00%, 8/1/29	120,000	120,677
Miter Brands Acquisition Holdco, Inc./MIWD Borrower, LLC 144A company guaranty sr. notes 6.75%, 4/1/32	75,000	76,479
MIWD Holdco II, LLC/MIWD Finance Corp. 144A company guaranty sr. unsec. notes 5.50%, 2/1/30	80,000	76,876
NCL Corp., Ltd. 144A company guaranty sr. notes 8.125%, 1/15/29	30,000	31,842
NCL Corp., Ltd. 144A sr. unsec. notes 6.75%, 2/1/32	50,000	51,142
NCL Corp., Ltd. 144A sr. unsec. unsub. notes 7.75%, 2/15/29	50,000	53,223
Netflix, Inc. sr. unsec. bonds 5.40%, 8/15/54	46,000	46,308
Netflix, Inc. sr. unsec. unsub. notes 5.875%, 11/15/28	45,000	47,134
Netflix, Inc. 144A sr. unsec. bonds 5.375%, 11/15/29	259,000	267,425
News Corp. 144A sr. unsec. notes 3.875%, 5/15/29	80,000	75,715
Nexstar Media, Inc. 144A company guaranty sr. unsec. notes 4.75%, 11/1/28	50,000	47,409
Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A company guaranty sr. notes 7.375%, 2/15/31	40,000	42,049
Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A company guaranty sr. unsec. notes 5.00%, 8/15/27	25,000	24,518
Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A company guaranty sr. unsec. notes 4.625%, 3/15/30	60,000	56,168
Paramount Global sr. unsec. notes 4.95%, 1/15/31	75,000	72,331
Paramount Global sr. unsec. unsub. FRB 4.375%, 3/15/43	39,000	29,810
Paramount Global sr. unsec. unsub. notes 4.20%, 6/1/29	69,000	66,311
Paramount Global sr. unsec. unsub. notes 3.70%, 6/1/28	115,000	110,446
Paramount Global sr. unsec. unsub. notes 2.90%, 1/15/27	36,000	34,739
Penn Entertainment, Inc. 144A sr. unsec. notes 5.625%, 1/15/27	75,000	74,357

4
Multi-Asset Income Fund

CORPORATE BONDS AND NOTES (28.1%)* cont.		Principal amount	Value
Consumer cyclicals cont.
Pinewood Finco PLC 144A notes 6.00%, 3/27/30 (United Kingdom)	GBP	100,000	$125,993
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A company guaranty notes 6.25%, 1/15/28		$90,000	90,217
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 6.25%, 3/15/32		15,000	15,312
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 6.00%, 2/1/33		125,000	126,486
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 5.625%, 9/30/31		55,000	54,731
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 5.50%, 8/31/26		20,000	20,164
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 4.25%, 7/1/26		20,000	19,761
RR Donnelley & Sons Co. 144A sr. notes 9.50%, 8/1/29		120,000	123,150
S&P Global, Inc. company guaranty sr. unsec. notes 1.25%, 8/15/30		50,000	42,303
Scientific Games Holdings LP/Scientific Games US FinCo., Inc. 144A sr. unsec. notes 6.625%, 3/1/30		75,000	73,809
Shift4 Payments, LLC/Shift4 Payments Finance Sub, Inc. 144A company guaranty sr. unsec. notes 4.625%, 11/1/26		115,000	113,399
Sinclair Television Group, Inc. 144A sr. notes 8.125%, 2/15/33		175,000	173,464
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 9/1/31		135,000	117,200
Six Flags Entertainment Corp. 144A company guaranty sr. unsec. notes 7.25%, 5/15/31		85,000	87,703
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc. 144A company guaranty sr. notes 6.625%, 5/1/32		35,000	35,879
Specialty Building Products Holdings, LLC/SBP Finance Corp. 144A sr. notes 7.75%, 10/15/29		35,000	35,801
Standard Industries, Inc. 144A sr. unsec. notes 4.375%, 7/15/30		130,000	121,547
Station Casinos, LLC 144A company guaranty sr. unsec. sub. notes 6.625%, 3/15/32		70,000	70,684
Station Casinos, LLC 144A sr. unsec. bonds 4.625%, 12/1/31		40,000	36,863
Tapestry, Inc. sr. unsec. bonds 5.50%, 3/11/35		96,000	95,912
Tapestry, Inc. sr. unsec. notes 5.10%, 3/11/30		79,000	79,329
Taylor Morrison Communities, Inc. 144A company guaranty sr. unsec. notes 5.875%, 6/15/27		30,000	30,353
Taylor Morrison Communities, Inc. 144A sr. unsec. bonds 5.125%, 8/1/30		60,000	58,345
Taylor Morrison Communities, Inc. 144A sr. unsec. notes 5.75%, 1/15/28		35,000	35,038
Toll Brothers Finance Corp. company guaranty sr. unsec. notes 3.80%, 11/1/29		92,000	87,773
Toll Brothers Finance Corp. company guaranty sr. unsec. unsub. notes 4.35%, 2/15/28		75,000	74,176
Veritiv Operating Co. 144A company guaranty sr. notes 10.50%, 11/30/30		25,000	27,219
Viking Cruises, Ltd. 144A sr. unsec. notes 9.125%, 7/15/31		80,000	86,872
Viking Cruises, Ltd. 144A sr. unsec. notes 7.00%, 2/15/29		30,000	30,341
Warnermedia Holdings, Inc. company guaranty sr. unsec. notes 3.755%, 3/15/27		356,000	347,557
Weekley Homes, LLC/Weekley Finance Corp. 144A sr. unsec. notes 4.875%, 9/15/28		60,000	57,518
White Cap Buyer, LLC 144A sr. unsec. notes 6.875%, 10/15/28		135,000	134,985
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A company guaranty sr. unsec. bonds 5.125%, 10/1/29		90,000	87,688
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A company guaranty sr. unsec. unsub. notes 7.125%, 2/15/31		185,000	194,838
			10,224,488
Consumer staples (1.3%)
1011778 BC ULC/New Red Finance, Inc. 144A bonds 4.00%, 10/15/30 (Canada)		80,000	73,015
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. sub. notes 6.125%, 6/15/29 (Canada)		30,000	30,529
Aramark Services, Inc. 144A company guaranty sr. unsec. notes 5.00%, 2/1/28		95,000	93,470
Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27		200,000	198,212
Ashtead Capital, Inc. 144A notes 4.00%, 5/1/28		200,000	194,701
Boeing Co. (The) 144A company guaranty sr. unsec. sub. bonds 5.95%, 4/20/35		40,000	41,318
CDW, LLC/CDW Finance Corp. company guaranty sr. unsec. notes 3.25%, 2/15/29		105,000	98,159
Chobani Holdco, LLC 144A sr. unsec. notes 8.75% (9.50%), 10/1/29 ‡‡		30,000	32,982
Chobani, LLC/Chobani Finance Corp., Inc. 144A sr. unsec. notes 7.625%, 7/1/29		80,000	83,606
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US, LLC 144A company guaranty sr. notes 6.625%, 7/15/30		45,000	45,965
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US, LLC 144A company guaranty sr. notes 4.75%, 1/15/29		75,000	72,426
Energizer Gamma Acquisition BV company guaranty sr. unsec. notes Ser. REGS, 3.50%, 6/30/29	EUR	100,000	100,286
Energizer Holdings, Inc. 144A company guaranty sr. unsec. sub. notes 4.375%, 3/31/29		$30,000	28,120
EquipmentShare.com, Inc. 144A notes 9.00%, 5/15/28		70,000	73,764
EquipmentShare.com, Inc. 144A notes 8.625%, 5/15/32		50,000	52,994
Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co., Inc. 144A company guaranty sr. unsec. notes 6.75%, 1/15/30		105,000	97,712
Gates Corp./The 144A sr. unsec. notes 6.875%, 7/1/29		10,000	10,274
Haleon US Capital, LLC company guaranty sr. unsec. unsub. notes 3.375%, 3/24/27		250,000	244,577
Herc Holdings, Inc. 144A company guaranty sr. unsec. notes 6.625%, 6/15/29		40,000	40,598

Multi-Asset Income Fund
5

CORPORATE BONDS AND NOTES (28.1%)* cont.	Principal amount	Value
Consumer staples cont.
Herc Holdings, Inc. 144A company guaranty sr. unsec. notes 5.50%, 7/15/27	$130,000	$129,268
JBS USA LUX SA/JBS USA Food Co./JBS Luxembourg SARL company guaranty sr. unsec. notes 6.75%, 3/15/34 (Luxembourg)	161,000	174,662
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. company guaranty sr. unsec. notes 3.00%, 2/2/29 (Luxembourg)	187,000	174,300
Kenvue, Inc. company guaranty sr. unsec. notes Ser. REGS, 4.90%, 3/22/33	251,000	252,023
Mars, Inc. 144A sr. unsec. unsub. notes 4.65%, 4/20/31	38,000	37,938
Philip Morris International, Inc. sr. unsec. unsub. notes 5.125%, 2/15/30	223,000	227,134
Philip Morris International, Inc. sr. unsec. unsub. notes 4.75%, 11/1/31	110,000	109,603
United Rentals North America, Inc. 144A company guaranty sr. unsec. notes 6.125%, 3/15/34	60,000	60,753
US Foods, Inc. 144A company guaranty sr. unsec. notes 7.25%, 1/15/32	20,000	20,926
US Foods, Inc. 144A sr. unsec. notes 5.75%, 4/15/33	55,000	54,222
Wayfair, LLC 144A company guaranty sr. sub. notes 7.25%, 10/31/29	75,000	76,359
		2,929,896
Energy (3.0%)
6297782 LLC 144A company guaranty sr. unsec. bonds 5.584%, 10/1/34	69,000	67,978
6297782 LLC 144A company guaranty sr. unsec. notes 5.026%, 10/1/29	133,000	132,330
Aker BP ASA 144A sr. unsec. bonds 5.80%, 10/1/54 (Norway)	100,000	93,306
Canadian Natural Resources, Ltd. sr. unsec. unsub. notes 7.20%, 1/15/32 (Canada)	124,000	137,288
Canadian Natural Resources, Ltd. 144A sr. unsec. notes 5.00%, 12/15/29 (Canada)	81,000	81,026
Cheniere Energy Partners LP company guaranty sr. unsec. notes 4.50%, 10/1/29	256,000	251,349
Cheniere Energy Partners LP company guaranty sr. unsec. unsub. notes 3.25%, 1/31/32	78,000	68,823
Chesapeake Energy Corp. 144A company guaranty sr. unsec. notes 6.75%, 4/15/29	175,000	177,468
Civitas Resources, Inc. 144A company guaranty sr. unsec. notes 8.375%, 7/1/28	45,000	46,888
Civitas Resources, Inc. 144A company guaranty sr. unsec. unsub. notes 8.75%, 7/1/31	80,000	83,605
Columbia Pipelines Operating Co., LLC 144A sr. unsec. bonds 6.544%, 11/15/53	73,000	79,126
Columbia Pipelines Operating Co., LLC 144A sr. unsec. notes 5.927%, 8/15/30	72,000	75,095
Coronado Finance Pty, Ltd. 144A company guaranty sr. sub. notes 9.25%, 10/1/29 (Australia)	25,000	25,320
DT Midstream, Inc. 144A sr. bonds 5.80%, 12/15/34	175,000	178,191
Eastern Energy Gas Holdings, LLC sr. unsec. unsub. bonds 5.65%, 10/15/54	32,000	31,406
Eastern Energy Gas Holdings, LLC sr. unsec. unsub. notes 5.80%, 1/15/35	83,000	86,211
Ecopetrol SA sr. unsec. unsub. notes 6.875%, 4/29/30 (Colombia)	170,000	170,243
Encino Acquisition Partners Holdings, LLC 144A sr. unsec. notes 8.75%, 5/1/31	55,000	59,144
Expand Energy Corp. company guaranty sr. unsec. notes 5.375%, 3/15/30	210,000	208,879
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 5.50%, 10/15/30	115,000	113,648
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 5.125%, 6/15/28	115,000	113,649
Hess Midstream Operations LP 144A company guaranty sr. unsec. sub. notes 6.50%, 6/1/29	35,000	35,769
Hess Midstream Operations LP 144A company guaranty sr. unsec. sub. notes 5.875%, 3/1/28	45,000	45,355
KazMunayGas National Co. JSC sr. unsec. unsub. bonds Ser. REGS, 6.375%, 10/24/48 (Kazakhstan)	200,000	189,292
Kinetik Holdings LP 144A company guaranty sr. unsec. notes 5.875%, 6/15/30	145,000	144,810
Kraken Oil & Gas Partners, LLC 144A sr. unsec. notes 7.625%, 8/15/29	115,000	112,838
Matador Resources Co. 144A company guaranty sr. unsec. notes 6.25%, 4/15/33	120,000	118,207
Matador Resources Co. 144A sr. unsec. notes 6.50%, 4/15/32	90,000	90,058
Nabors Industries, Inc. 144A company guaranty sr. unsec. notes 8.875%, 8/15/31	115,000	103,606
Nabors Industries, Inc. 144A company guaranty sr. unsec. notes 7.375%, 5/15/27	195,000	195,502
Occidental Petroleum Corp. sr. unsec. sub. bonds 6.20%, 3/15/40	420,000	426,116
Occidental Petroleum Corp. sr. unsec. sub. notes 7.50%, 5/1/31	86,000	95,344
Occidental Petroleum Corp. sr. unsec. unsub. notes 5.20%, 8/1/29	100,000	100,573
ONEOK, Inc. company guaranty sr. unsec. notes 4.75%, 10/15/31	155,000	152,548
ONEOK, Inc. company guaranty sr. unsec. sub. bonds 6.05%, 9/1/33	30,000	31,452
ONEOK, Inc. company guaranty sr. unsec. unsub. notes 6.10%, 11/15/32	117,000	123,533
Ovintiv, Inc. company guaranty sr. unsec. bonds 6.25%, 7/15/33	31,000	32,349
Ovintiv, Inc. company guaranty sr. unsec. notes 5.65%, 5/15/28	53,000	54,358
Petroleos Mexicanos company guaranty sr. unsec. notes Ser. REGS, 10.00%, 2/7/33 (Mexico)	100,000	104,263
Petroleos Mexicanos company guaranty sr. unsec. unsub. bonds 6.75%, 9/21/47 (Mexico)	30,000	20,822
Petroleos Mexicanos company guaranty sr. unsec. unsub. FRB 5.95%, 1/28/31 (Mexico)	100,000	85,167
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.49%, 1/23/27 (Mexico)	170,000	167,144
Petronas Capital, Ltd. company guaranty sr. unsec. unsub. bonds Ser. REGS, 2.48%, 1/28/32 (Malaysia)	300,000	256,601
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 7.125%, 1/15/26 (Canada)	41,000	41,122
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 6.875%, 1/15/29 (Canada)	50,000	49,955
Rockcliff Energy II, LLC 144A sr. unsec. notes 5.50%, 10/15/29	105,000	100,106

6
Multi-Asset Income Fund

CORPORATE BONDS AND NOTES (28.1%)* cont.	Principal amount	Value
Energy cont.
Sitio Royalties Operating Partnership LP/Sitio Finance Corp. 144A sr. unsec. notes 7.875%, 11/1/28	$80,000	$83,868
SM Energy Co. sr. unsec. unsub. notes 6.75%, 9/15/26	65,000	65,077
SM Energy Co. 144A sr. unsec. notes 7.00%, 8/1/32	75,000	75,085
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 5.00%, 1/15/28	141,000	141,149
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 4.875%, 2/1/31	63,000	61,878
Transocean Aquila, Ltd. 144A company guaranty sr. notes 8.00%, 9/30/28	18,154	18,642
Transocean Titan Financing, Ltd. 144A company guaranty sr. notes 8.375%, 2/1/28 (Cayman Islands)	108,571	111,005
Transocean, Inc. company guaranty sr. unsec. unsub. bonds 6.80%, 3/15/38	70,000	54,949
Venture Global Calcasieu Pass, LLC 144A company guaranty sr. notes 6.25%, 1/15/30	365,000	373,704
Venture Global LNG, Inc. 144A jr. unsec. sub. bonds 9.00%, 9/30/54	80,000	81,425
Venture Global LNG, Inc. 144A sr. notes 9.875%, 2/1/32	70,000	76,601
Venture Global LNG, Inc. 144A sr. notes 9.50%, 2/1/29	75,000	82,870
Venture Global LNG, Inc. 144A sr. notes 8.375%, 6/1/31	105,000	109,487
Venture Global LNG, Inc. 144A sr. notes 8.125%, 6/1/28	40,000	41,692
Viper Energy, Inc. 144A sr. unsec. sub. notes 7.375%, 11/1/31	95,000	99,733
Viper Energy, Inc. 144A sr. unsec. sub. notes 5.375%, 11/1/27	35,000	34,807
Williams Cos., Inc. (The) sr. unsec. sub. bonds 5.60%, 3/15/35	114,000	116,945
		6,786,780
Financials (6.5%)
Acrisure, LLC/Acrisure Finance, Inc. 144A sr. notes 7.50%, 11/6/30	85,000	87,804
Acrisure, LLC/Acrisure Finance, Inc. 144A sr. unsec. notes 8.50%, 6/15/29	85,000	89,434
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. bonds 3.30%, 1/30/32 (Ireland)	205,000	182,302
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. notes 5.10%, 1/19/29 (Ireland)	150,000	151,552
Air Lease Corp. sr. unsec. notes Ser. MTN, 3.00%, 2/1/30	189,000	173,426
Air Lease Corp. sr. unsec. sub. bonds 4.625%, 10/1/28	51,000	50,849
Air Lease Corp. sr. unsec. sub. notes 3.25%, 10/1/29	138,000	129,133
Aircastle, Ltd./Aircastle Ireland DAC 144A sr. unsec. notes 5.25%, 3/15/30	150,000	150,746
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. notes 7.00%, 1/15/31	115,000	117,316
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. unsec. notes 7.375%, 10/1/32	25,000	25,548
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. unsec. notes 5.875%, 11/1/29	105,000	102,264
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31	171,000	193,444
Apollo Commercial Real Estate Finance, Inc. 144A company guaranty sr. notes 4.625%, 6/15/29	80,000	74,551
Ares Capital Corp. sr. unsec. sub. notes 7.00%, 1/15/27	77,000	79,727
Ares Capital Corp. sr. unsec. sub. notes 3.875%, 1/15/26	228,000	226,161
Aretec Group, Inc. 144A company guaranty sr. sub. notes 10.00%, 8/15/30	25,000	27,356
Arthur J Gallagher & Co. sr. unsec. notes 4.85%, 12/15/29	80,000	80,363
Athene Global Funding 144A notes 5.526%, 7/11/31	205,000	208,170
Athene Global Funding 144A notes 5.322%, 11/13/31	114,000	114,641
Athene Holding, Ltd. sr. unsec. bonds 6.25%, 4/1/54	25,000	25,752
Athene Holding, Ltd. sr. unsec. bonds 5.875%, 1/15/34	62,000	63,810
Australia and New Zealand Banking Group, Ltd. 144A unsec. sub. FRB 2.57%, 11/25/35 (Australia)	245,000	212,877
Aviation Capital Group, LLC 144A sr. unsec. notes 5.375%, 7/15/29	156,000	157,950
Banco Santander SA unsec. sub. notes 5.179%, 11/19/25 (Spain)	200,000	200,422
Bank of America Corp. sr. unsec. bonds 5.468%, 1/23/35	203,000	206,513
Bank of America Corp. unsec. sub. FRB 3.846%, 3/8/37	404,000	364,975
Bank of America Corp. unsec. sub. notes 6.11%, 1/29/37	100,000	104,836
Bank of America Corp. unsec. sub. notes Ser. MTN, 5.425%, 8/15/35	356,000	351,691
Bank of Montreal unsec. sub. FRN 3.803%, 12/15/32 (Canada)	46,000	44,499
Bank of Nova Scotia (The) jr. unsec. sub. bonds 7.35%, 4/27/85 (Canada)	200,000	200,406
Barclays PLC sr. unsec. unsub. notes 5.367%, 2/25/31 (United Kingdom)	200,000	202,387
Blackstone Private Credit Fund sr. unsec. unsub. notes 3.25%, 3/15/27	93,000	89,685
BNP Paribas SA 144A unsec. sub. FRB 2.588%, 8/12/35 (France)	200,000	172,164
CaixaBank SA 144A sr. unsec. notes 5.673%, 3/15/30 (Spain)	200,000	205,102
Capital One Financial Corp. sr. unsec. unsub. FRN 7.624%, 10/30/31	78,000	87,367
Citigroup, Inc. jr. unsec. sub. bonds Ser. CC, 7.125%, 5/29/74	114,000	116,687
Citigroup, Inc. sub. unsec. bonds 6.174%, 5/25/34	46,000	47,453
Citigroup, Inc. unsec. sub. bonds 4.75%, 5/18/46	178,000	156,674

Multi-Asset Income Fund
7

CORPORATE BONDS AND NOTES (28.1%)* cont.	Principal amount	Value
Financials cont.
CNA Financial Corp. sr. unsec. notes 5.125%, 2/15/34	$81,000	$80,652
CNO Financial Group, Inc. sr. unsec. bonds 6.45%, 6/15/34	214,000	226,645
CNO Global Funding 144A notes 4.95%, 9/9/29	85,000	85,395
Commonwealth Bank of Australia 144A unsec. sub. notes 5.837%, 3/13/34 (Australia)	295,000	304,318
Corebridge Financial, Inc. sr. unsec. notes 3.85%, 4/5/29	115,000	110,913
Credit Acceptance Corp. 144A company guaranty sr. unsec. notes 9.25%, 12/15/28	40,000	42,742
Deutsche Bank AG/New York, NY sr. unsec. unsub. FRN 2.311%, 11/16/27 (Germany)	170,000	163,122
Deutsche Bank AG/New York, NY unsec. sub. FRB 3.729%, 1/14/32 (Germany)	200,000	180,079
Encore Capital Group, Inc. 144A company guaranty sr. notes 8.50%, 5/15/30	60,000	63,186
EPR Properties company guaranty sr. unsec. unsub. notes 4.50%, 6/1/27 R	43,000	42,530
F&G Annuities & Life, Inc. company guaranty sr. unsec. notes 6.50%, 6/4/29	110,000	113,335
Fidelity National Financial, Inc. sr. unsec. bonds 3.20%, 9/17/51	69,000	43,962
Fifth Third Bancorp sr. unsec. notes 4.895%, 9/6/30	5,000	5,002
Fifth Third Bancorp sr. unsec. unsub. FRN 6.339%, 7/27/29	138,000	144,544
First-Citizens Bank & Trust Co. unsec. sub. notes 6.125%, 3/9/28	192,000	199,295
Ford Motor Co. sr. unsec. unsub. notes 5.80%, 3/5/27	205,000	206,532
Freedom Mortgage Corp. 144A sr. unsec. notes 12.25%, 10/1/30	65,000	72,842
Freedom Mortgage Holdings, LLC 144A sr. unsec. notes 8.375%, 4/1/32	120,000	120,080
General Motors Financial Co., Inc. sr. sub. notes 5.80%, 1/7/29	105,000	107,674
General Motors Financial Co., Inc. sr. unsec. notes 4.90%, 10/6/29	76,000	75,112
GGAM Finance, Ltd. 144A company guaranty sr. unsec. notes 8.00%, 2/15/27 (Ireland)	30,000	31,050
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. sub. notes 6.75%, 12/1/33 R	11,000	11,800
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26 R	182,000	182,699
HUB International, Ltd. 144A sr. notes 7.25%, 6/15/30	80,000	82,672
ING Groep NV sr. unsec. unsub. FRN 6.083%, 9/11/27 (Netherlands)	200,000	204,292
Intercontinental Exchange, Inc. sr. unsec. notes 4.35%, 6/15/29	130,000	128,918
Jane Street Group/JSG Finance, Inc. 144A sr. notes 6.125%, 11/1/32	350,000	351,607
Jefferies Financial Group, Inc. sr. unsec. notes 6.20%, 4/14/34	64,000	66,671
Jefferies Financial Group, Inc. sr. unsec. notes Ser. MTN, 5.15%, 9/15/25	145,000	145,002
Jefferson Capital Holdings, LLC 144A sr. unsec. notes 9.50%, 2/15/29	95,000	101,589
Jones Deslauriers Insurance Management, Inc. 144A sr. notes 8.50%, 3/15/30 (Canada)	35,000	37,292
Jones Deslauriers Insurance Management, Inc. 144A sr. unsec. notes 10.50%, 12/15/30 (Canada)	75,000	81,228
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. W, (CME Term SOFR 3 Month + 1.26%), 5.585%, 5/15/47	78,000	73,557
JPMorgan Chase & Co. sr. unsec. notes 5.14%, 1/24/31	194,000	196,783
JPMorgan Chase & Co. sr. unsec. unsub. bonds 5.502%, 1/24/36	76,000	78,011
JPMorgan Chase & Co. unsec. sub. FRB 5.717%, 9/14/33	198,000	204,988
KKR Group Finance Co. VI, LLC 144A company guaranty sr. unsec. bonds 3.75%, 7/1/29	13,000	12,480
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A sr. unsec. notes 4.25%, 2/1/27 R	90,000	87,659
Lloyds Banking Group PLC unsec. sub. FRB 3.369%, 12/14/46 (United Kingdom)	200,000	146,150
LPL Holdings, Inc. company guaranty sr. unsec. notes 6.75%, 11/17/28	91,000	96,290
LPL Holdings, Inc. company guaranty sr. unsec. notes 5.20%, 3/15/30	106,000	106,330
Macquarie Airfinance Holdings, Ltd. 144A sr. unsec. notes 6.50%, 3/26/31 (United Kingdom)	117,000	122,298
Macquarie Airfinance Holdings, Ltd. 144A sr. unsec. notes 6.40%, 3/26/29 (United Kingdom)	10,000	10,365
Macquarie Airfinance Holdings, Ltd. 144A sr. unsec. notes 5.15%, 3/17/30 (United Kingdom)	87,000	86,341
Massachusetts Mutual Life Insurance Co. 144A unsec. sub. bonds 3.729%, 10/15/70	136,000	92,766
Metropolitan Life Global Funding I 144A sr. notes 2.95%, 4/9/30	325,000	299,746
Morgan Stanley sr. unsec. notes 5.23%, 1/15/31	500,000	507,819
Morgan Stanley sr. unsec. notes 5.123%, 2/1/29	247,000	250,226
Morgan Stanley sr. unsec. sub. bonds 5.942%, 2/7/39	103,000	105,071
MPT Operating Partnership LP/MPT Finance Corp. 144A company guaranty sr. notes 8.50%, 2/15/32	155,000	159,168
Nasdaq, Inc. sr. unsec. sub. bonds 5.55%, 2/15/34	23,000	23,849
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 7.125%, 2/1/32	75,000	77,324
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 11/15/31	155,000	151,054
NatWest Group PLC sr. unsec. unsub. FRN 5.847%, 3/2/27 (United Kingdom)	200,000	202,486
OneMain Finance Corp. company guaranty sr. unsec. notes 7.50%, 5/15/31	70,000	73,002
OneMain Finance Corp. company guaranty sr. unsec. sub. notes 7.125%, 11/15/31	10,000	10,294
OneMain Finance Corp. company guaranty sr. unsec. unsub. notes 5.375%, 11/15/29	165,000	161,349
PHH Escrow Issuer, LLC/PHH Corp. 144A sr. unsec. notes 9.875%, 11/1/29	165,000	160,304
PNC Financial Services Group, Inc. (The) unsec. sub. FRB 4.626%, 6/6/33	197,000	188,955
PRA Group, Inc. 144A company guaranty sr. unsec. notes 8.875%, 1/31/30	145,000	152,822
Prologis LP sr. unsec. unsub. notes 2.25%, 4/15/30 R	53,000	47,287

8
Multi-Asset Income Fund

CORPORATE BONDS AND NOTES (28.1%)* cont.		Principal amount	Value
Financials cont.
RHP Hotel Properties LP/RHP Finance Corp. 144A company guaranty sr. unsec. sub. notes 7.25%, 7/15/28		$20,000	$20,742
RHP Hotel Properties LP/RHP Finance Corp. 144A company guaranty sr. unsec. sub. notes 6.50%, 4/1/32		85,000	86,159
Truist Financial Corp. sr. unsec. unsub. bonds Ser. MTN, 5.711%, 1/24/35		134,000	137,863
UBS Group AG 144A sr. unsec. FRB 9.016%, 11/15/33 (Switzerland)		250,000	308,561
U.S. Bancorp unsec. sub. FRB 2.491%, 11/3/36		211,000	175,335
VICI Properties LP sr. unsec. notes 5.125%, 11/15/31 R		15,000	14,886
VICI Properties LP sr. unsec. unsub. bonds 5.75%, 4/1/34 R		106,000	108,051
VICI Properties LP sr. unsec. unsub. notes 4.75%, 2/15/28 R		115,000	115,189
VICI Properties LP/VICI Note Co., Inc. 144A company guaranty sr. unsec. notes 3.875%, 2/15/29 R		128,000	122,445
VICI Properties LP/VICI Note Co., Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/27 R		41,000	40,092
VICI Properties LP/VICI Note Co., Inc. 144A company guaranty sr. unsec. notes 4.50%, 1/15/28 R		133,000	131,324
Wells Fargo Bank, NA unsec. sub. notes Ser. BKNT, 6.60%, 1/15/38		250,000	277,978
Westpac Banking Corp. unsec. sub. bonds 4.421%, 7/24/39 (Australia)		78,000	71,323
Westpac Banking Corp. unsec. sub. bonds 2.963%, 11/16/40 (Australia)		69,000	51,327
XHR LP 144A company guaranty sr. unsec. notes 6.625%, 5/15/30		25,000	25,378
			14,660,244
Government (0.1%)
Transnet SOC, Ltd. sr. unsec. notes Ser. REGS, 8.25%, 2/6/28 (South Africa)		200,000	204,343
			204,343
Health care (1.8%)
Amgen, Inc. sr. unsec. bonds 4.663%, 6/15/51		81,000	70,895
Amgen, Inc. sr. unsec. unsub. bonds 5.75%, 3/2/63		267,000	267,589
AthenaHealth Group, Inc. 144A sr. unsec. notes 6.50%, 2/15/30		90,000	87,399
Bausch & Lomb Escrow Corp. 144A sr. notes 8.375%, 10/1/28 (Canada)		50,000	52,188
Centene Corp. sr. unsec. sub. notes 2.625%, 8/1/31		155,000	130,706
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 10.875%, 1/15/32		65,000	66,574
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 5.625%, 3/15/27		155,000	149,580
CHS/Community Health Systems, Inc. 144A sr. notes 5.25%, 5/15/30		30,000	25,455
Concentra Escrow Issuer Corp. 144A sr. unsec. notes 6.875%, 7/15/32		65,000	67,499
CVS Health Corp. jr. unsec. sub. bonds 7.00%, 3/10/55		125,000	126,442
CVS Health Corp. jr. unsec. sub. bonds 6.75%, 12/10/54		35,000	35,085
CVS Health Corp. sr. unsec. unsub. notes 4.78%, 3/25/38		197,000	178,844
DaVita Inc. 144A company guaranty sr. unsec. notes 6.875%, 9/1/32		180,000	182,981
Elanco Animal Health, Inc. sr. unsec. notes Ser. WI, 6.65%, 8/28/28		45,000	45,958
Endo Finance Holdings, Inc. 144A sr. notes 8.50%, 4/15/31		40,000	42,921
GE HealthCare Technologies, Inc. company guaranty sr. unsub. notes 5.65%, 11/15/27		110,000	112,968
Grifols SA company guaranty sr. unsec. notes 3.875%, 10/15/28 (Spain)	EUR	210,000	206,802
HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26		$23,000	23,098
HCA, Inc. company guaranty sr. unsec. bonds 6.00%, 4/1/54		79,000	78,262
HCA, Inc. company guaranty sr. unsec. bonds 5.60%, 4/1/34		60,000	60,547
HCA, Inc. company guaranty sr. unsec. sub. notes 3.625%, 3/15/32		39,000	35,310
Humana, Inc. sr. unsec. unsub. notes 5.75%, 3/1/28		156,000	160,310
Icon Investments Six DAC company guaranty sr. notes 5.809%, 5/8/27 (Ireland)		200,000	204,248
Illumina, Inc. sr. unsec. sub. notes 4.65%, 9/9/26		86,000	86,003
Medline Borrower LP 144A sr. notes 3.875%, 4/1/29		80,000	75,051
Medline Borrower LP 144A sr. unsec. notes 5.25%, 10/1/29		45,000	43,658
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 5.30%, 5/19/53 (Singapore)		106,000	102,566
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 4.75%, 5/19/33 (Singapore)		270,000	267,531
Royalty Pharma PLC company guaranty sr. unsec. bonds 5.40%, 9/2/34		85,000	84,979
Royalty Pharma PLC company guaranty sr. unsec. notes 5.15%, 9/2/29		88,000	88,973
Service Corp. International sr. unsec. sub. notes 4.00%, 5/15/31		220,000	200,215
Tenet Healthcare Corp. company guaranty sr. notes 5.125%, 11/1/27		185,000	182,975
Tenet Healthcare Corp. company guaranty sr. unsub. notes 6.125%, 6/15/30		275,000	275,901
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. notes 6.75%, 3/1/28 (Israel)		230,000	237,595
Wyeth, LLC company guaranty sr. unsec. bonds 5.95%, 4/1/37		8,000	8,541
Zoetis, Inc. sr. unsec. sub. notes 2.00%, 5/15/30		72,000	63,231
			4,128,880
Technology (1.5%)
Ahead DB Holdings, LLC 144A company guaranty sr. unsec. notes 6.625%, 5/1/28		50,000	49,461
Atlassian Corp. sr. unsec. bonds 5.50%, 5/15/34		30,000	30,660
Atlassian Corp. sr. unsec. notes 5.25%, 5/15/29		57,000	57,972

Multi-Asset Income Fund
9

CORPORATE BONDS AND NOTES (28.1%)* cont.	Principal amount	Value
Technology cont.
Broadcom, Inc. sr. unsec. notes 5.05%, 7/12/29	$251,000	$254,532
Broadcom, Inc. 144A sr. unsec. bonds 3.187%, 11/15/36	78,000	64,258
Cisco Systems, Inc. sr. unsec. bonds 5.30%, 2/26/54	95,000	94,900
Cloud Software Group, Inc. 144A notes 9.00%, 9/30/29	40,000	40,913
Cloud Software Group, Inc. 144A sr. notes. 6.50%, 3/31/29	75,000	73,831
CommScope, Inc. 144A company guaranty sr. unsec. notes 7.125%, 7/1/28	150,000	142,421
Flex, Ltd. sr. unsec. notes 5.25%, 1/15/32	133,000	133,023
Fortress Intermediate 3, Inc. 144A sr. notes 7.50%, 6/1/31	65,000	67,357
Foundry JV Holdco, LLC 144A sr. notes 5.90%, 1/25/33	200,000	206,449
Gartner, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 10/1/30	180,000	167,202
Gartner, Inc. 144A company guaranty sr. unsec. notes 3.625%, 6/15/29	27,000	25,425
Hewlett Packard Enterprise Co. sr. unsec. bonds 5.60%, 10/15/54	97,000	94,495
Hewlett Packard Enterprise Co. sr. unsec. bonds 5.00%, 10/15/34	48,000	47,257
Hewlett Packard Enterprise Co. sr. unsec. notes 4.85%, 10/15/31	97,000	96,642
Hewlett Packard Enterprise Co. sr. unsec. notes 4.55%, 10/15/29	83,000	82,426
Imola Merger Corp. 144A sr. notes 4.75%, 5/15/29	75,000	72,213
McAfee Corp. 144A sr. unsec. notes 7.375%, 2/15/30	190,000	185,301
Meta Platforms, Inc. sr. unsec. bonds 5.75%, 5/15/63	159,000	164,966
Meta Platforms, Inc. sr. unsec. bonds 5.55%, 8/15/64	146,000	147,403
Meta Platforms, Inc. sr. unsec. bonds 5.40%, 8/15/54	128,000	127,647
MSCI, Inc. 144A company guaranty sr. unsec. notes 3.625%, 9/1/30	202,000	187,441
Oracle Corp. sr. unsec. bonds 3.65%, 3/25/41	206,000	163,271
Rocket Software, Inc. 144A sr. unsec. notes 6.50%, 2/15/29	65,000	62,619
Seagate HDD Cayman company guaranty sr. unsec. notes 3.125%, 7/15/29 (Cayman Islands)	30,000	26,537
Sensata Technologies, Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/31	43,000	38,111
ServiceNow, Inc. sr. unsec. notes 1.40%, 9/1/30	176,000	148,671
Snap, Inc. 144A company guaranty sr. unsec. notes 6.875%, 3/1/33	185,000	187,431
TTM Technologies, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/1/29	145,000	135,976
UKG, Inc. 144A sr. notes 6.875%, 2/1/31	90,000	92,432
		3,469,243
Transportation (0.6%)
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 144A company guaranty sr. notes 5.50%, 4/20/26	60,417	60,391
AS Mileage Plan IP, Ltd. 144A sr. notes 5.021%, 10/20/29 (Cayman Islands)	190,000	187,588
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 4.40%, 7/1/27	320,000	317,685
SMBC Aviation Capital Finance DAC 144A company guaranty sr. unsec. notes 5.30%, 4/3/29 (Ireland)	290,000	294,199
United Airlines, Inc. 144A company guaranty sr. notes 4.625%, 4/15/29	80,000	77,183
Watco Cos., LLC/Watco Finance Corp. 144A sr. unsec. notes 7.125%, 8/1/32	100,000	103,065
Westinghouse Air Brake Technologies Corp. company guaranty sr. unsec. unsub. bonds 5.611%, 3/11/34	189,000	194,299
		1,234,410
Utilities and power (3.2%)
AES Corp. (The) sr. unsec. unsub. notes 2.45%, 1/15/31	120,000	102,798
Alexander Funding Trust II 144A sr. notes 7.467%, 7/31/28	100,000	106,540
American Electric Power Co., Inc. sr. unsec. unsub. bonds 5.625%, 3/1/33	164,000	168,598
American Electric Power Co., Inc. sr. unsec. unsub. notes Ser. J, 4.30%, 12/1/28	77,000	76,107
American Transmission Systems, Inc. 144A sr. unsec. bonds 2.65%, 1/15/32	42,000	36,201
Calpine Corp. 144A sr. unsec. notes 5.00%, 2/1/31	65,000	62,660
CenterPoint Energy Resources Corp. sr. unsec. unsub. bonds 5.40%, 7/1/34	69,000	70,274
Comision Federal de Electricidad company guaranty sr. unsec. unsub. notes Ser. REGS, 3.875%, 7/26/33 (Mexico)	200,000	163,609
Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes 4.20%, 3/15/42	28,000	24,053
Constellation Energy Generation, LLC sr. unsec. bonds 6.50%, 10/1/53	74,000	79,676
Constellation Energy Generation, LLC sr. unsec. bonds 6.125%, 1/15/34	30,000	31,741
Constellation Energy Generation, LLC sr. unsec. bonds 5.75%, 3/15/54	133,000	131,107
Constellation Energy Generation, LLC sr. unsec. notes 5.60%, 3/1/28	243,000	249,368
Duke Energy Carolinas, LLC sr. mtge. notes 4.25%, 12/15/41	61,000	53,021
Duke Energy Corp. sr. unsec. bonds 5.80%, 6/15/54	25,000	25,064
Duke Energy Corp. sr. unsec. notes 5.45%, 6/15/34	34,000	34,676
Duke Energy Corp. sr. unsec. notes 4.85%, 1/5/29	246,000	247,787
Duke Energy Ohio, Inc. sr. bonds 3.65%, 2/1/29	20,000	19,373
Electricite De France SA 144A sr. unsec. notes 5.75%, 1/13/35 (France)	155,000	157,593
Electricite De France SA 144A sr. unsec. unsub. bonds 4.75%, 10/13/35 (France)	159,000	149,060

10
Multi-Asset Income Fund

CORPORATE BONDS AND NOTES (28.1%)* cont.	Principal amount	Value
Utilities and power cont.
Enbridge, Inc. sr. unsec. unsub. bonds 4.25%, 12/1/26 (Canada)	$64,000	$63,692
Energy Transfer LP jr. unsec. sub. FRN 6.625%, perpetual maturity	220,000	219,626
Energy Transfer LP sr. unsec. notes 5.25%, 7/1/29	279,000	283,312
Energy Transfer LP sr. unsec. notes 5.20%, 4/1/30	81,000	81,878
Energy Transfer LP sr. unsec. unsub. notes 6.50%, 2/1/42	14,000	14,821
Evergy Missouri West, Inc. 144A sr. notes 5.15%, 12/15/27	243,000	246,238
Eversource Energy sr. unsec. unsub. notes 5.45%, 3/1/28	92,000	93,908
Eversource Energy sr. unsec. unsub. notes 5.125%, 5/15/33	156,000	154,580
Exelon Corp. sr. unsec. unsub. bonds 5.625%, 6/15/35	106,000	108,597
Exelon Corp. sr. unsec. unsub. notes 5.15%, 3/15/29	246,000	249,900
FirstEnergy Transmission, LLC sr. unsec. notes 4.55%, 1/15/30	50,000	49,573
Georgia Power Co. sr. unsec. unsub. bonds 5.25%, 3/15/34	42,000	42,525
Georgia Power Co. sr. unsec. unsub. notes 4.95%, 5/17/33	134,000	133,280
Kinder Morgan, Inc. company guaranty sr. unsec. notes Ser. GMTN, 7.75%, 1/15/32	157,000	179,899
NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. unsub. bonds 5.90%, 3/15/55	50,000	51,065
NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. unsub. notes 6.051%, 3/1/25	174,000	174,000
NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. unsub. notes 5.30%, 3/15/32	170,000	172,521
NiSource, Inc. sr. unsec. unsub. notes 5.20%, 7/1/29	174,000	177,445
NRG Energy, Inc. 144A company guaranty sr. unsec. bonds 6.25%, 11/1/34	80,000	80,328
NRG Energy, Inc. 144A jr. unsec. sub. FRB 10.25%, perpetual maturity	70,000	78,138
NRG Energy, Inc. 144A sr. notes 2.45%, 12/2/27	133,000	124,676
NRG Energy, Inc. 144A sr. notes 2.00%, 12/2/25	18,000	17,602
Oncor Electric Delivery Co., LLC sr. bonds 4.95%, 9/15/52	198,000	180,616
Pacific Gas and Electric Co. notes 2.10%, 8/1/27	36,000	33,623
Pacific Gas and Electric Co. sr. bonds 6.95%, 3/15/34	22,000	24,057
Pacific Gas and Electric Co. sr. bonds 6.75%, 1/15/53	110,000	118,555
Pacific Gas and Electric Co. sr. bonds 5.90%, 6/15/32	61,000	62,572
Pacific Gas and Electric Co. sr. bonds 4.95%, 7/1/50	64,000	55,283
Pacific Gas and Electric Co. sr. notes 5.55%, 5/15/29	31,000	31,468
Pacific Gas and Electric Co. sr. notes 3.30%, 12/1/27	170,000	162,054
PacifiCorp sr. bonds 2.70%, 9/15/30	73,000	65,249
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara sr. unsec. unsub. notes Ser. REGS, 5.45%, 5/21/28 (Indonesia)	200,000	203,470
PG&E Corp. jr. unsec. sub. bonds 7.375%, 3/15/55	45,000	44,587
PG&E Corp. sr. sub. notes 5.25%, 7/1/30	145,000	139,302
Puget Sound Energy, Inc. sr. bonds 5.448%, 6/1/53	86,000	84,836
Sempra Energy sr. unsec. unsub. bonds 5.50%, 8/1/33	73,000	73,657
Southern Co. (The) sr. unsec. bonds 5.70%, 3/15/34	125,000	129,537
Southern Co. (The) sr. unsec. notes 5.50%, 3/15/29	31,000	31,952
Southern Co. Gas Capital Corp. company guaranty sr. unsec. unsub. notes 4.95%, 9/15/34	145,000	142,505
Virginia Electric and Power Co. sr. unsec. unsub. notes 5.05%, 8/15/34	128,000	127,486
Vistra Corp. 144A jr. unsec. sub. FRN 8.00%, 10/15/51	65,000	66,911
Vistra Operations Co., LLC 144A company guaranty sr. notes 6.00%, 4/15/34	89,000	91,241
Vistra Operations Co., LLC 144A company guaranty sr. notes 3.70%, 1/30/27	151,000	147,820
Vistra Operations Co., LLC 144A company guaranty sr. unsec. notes 6.875%, 4/15/32	45,000	46,471
Vistra Operations Co., LLC 144A sr. bonds 6.95%, 10/15/33	145,000	158,110
Vistra Operations Co., LLC 144A sr. bonds 5.70%, 12/30/34	170,000	170,945
Vistra Operations Co., LLC 144A sr. unsec. notes 7.75%, 10/15/31	135,000	142,631
		7,321,848
Total corporate bonds and notes (cost $62,070,487)		$63,678,266
COMMON STOCKS (26.9%)*	Shares	Value
Basic materials (0.9%)
American Woodmark Corp. †	157	$9,747
Andersons, Inc. (The)	95	4,064
Archer-Daniels-Midland Co.	4,567	215,562
Avient Corp.	188	8,041
Balchem Corp.	24	4,177
BASF SE (Germany)	1,833	93,462
Beacon Roofing Supply, Inc. †	46	5,309
BHP Group, Ltd. (ASE Exchange) (Australia)	6,446	156,200

Multi-Asset Income Fund
11

COMMON STOCKS (26.9%)* cont.	Shares	Value
Basic materials cont.
BHP Group, Ltd. (London Exchange) (Australia)	371	$9,120
Boise Cascade Co.	177	18,348
Bunge Global SA	350	25,967
Cabot Corp.	47	4,042
Carpenter Technology Corp.	44	9,111
CF Industries Holdings, Inc.	587	47,559
Cie de Saint-Gobain SA (France)	983	98,371
Commercial Metals Co.	83	4,021
Constellium SE (France) †	1,533	17,446
Dole PLC (Ireland)	1,173	17,161
Dow, Inc.	1,225	46,685
DuPont de Nemours, Inc.	598	48,898
Eastman Chemical Co.	468	45,794
Fortescue, Ltd. (Australia)	6,996	71,791
Freeport-McMoRan, Inc.	1,221	45,067
Fresh Del Monte Produce, Inc.	361	11,007
Frontdoor, Inc. †	447	20,330
Gibraltar Industries, Inc. †	70	4,600
Hecla Mining Co.	768	3,940
Holcim AG (Switzerland)	1,102	120,802
Huntsman Corp.	2,698	45,677
Ingevity Corp. †	99	4,718
Innospec, Inc.	127	13,133
Kaiser Aluminum Corp.	57	4,033
Latham Group, Inc. †	605	3,576
Limbach Holdings, Inc. †	87	7,221
Louisiana-Pacific Corp.	411	40,964
LyondellBasell Industries NV Class A	2,625	201,679
Mativ Holdings, Inc.	436	2,947
Minerals Technologies, Inc.	291	20,003
Mosaic Co. (The)	1,825	43,654
Mueller Industries, Inc.	409	32,794
NewMarket Corp.	91	51,880
OCI NV (Netherlands)	1,700	19,684
Perimeter Solutions, Inc. †	937	9,913
PotlatchDeltic Corp. R	95	4,411
Primoris Services Corp.	339	24,320
Proto Labs, Inc. †	142	5,663
Rayonier Advanced Materials, Inc. †	552	4,250
Rio Tinto PLC (United Kingdom)	2,139	129,245
Rio Tinto, Ltd. (Australia)	156	10,995
Shin-Etsu Chemical Co., Ltd. (Japan)	3,000	90,451
Sterling Construction Co., Inc. †	161	20,481
Sylvamo Corp.	280	19,908
Tutor Perini Corp. †	484	14,225
UFP Industries, Inc.	236	25,252
United States Lime & Minerals, Inc.	137	12,857
Worthington Enterprises, Inc.	93	3,905
Worthington Steel, Inc.	135	3,600
		2,038,061
Capital goods (1.1%)
ABB, Ltd. (Switzerland)	1,515	81,664
Adient PLC †	451	7,139
AeroVironment, Inc. †	25	3,741
Airtac International Group (Taiwan)	1,000	28,991
Alamo Group, Inc.	25	4,375
Albany International Corp. Class A	59	4,518
Allison Transmission Holdings, Inc.	460	46,805
American Axle & Manufacturing Holdings, Inc. †	2,405	11,929
Applied Industrial Technologies, Inc.	71	17,791
Argan, Inc.	140	18,252

12
Multi-Asset Income Fund

COMMON STOCKS (26.9%)* cont.	Shares	Value
Capital goods cont.
Astronics Corp. †	203	$4,062
Aurora Innovation, Inc. †	304	2,210
Belden, Inc.	57	6,272
Caterpillar, Inc.	135	46,433
Cummins, Inc.	136	50,072
Dorman Products, Inc. †	31	4,075
Eaton Corp. PLC	153	44,878
Federal Signal Corp.	48	3,901
Franklin Electric Co., Inc.	43	4,392
GE Vernova, Inc.	143	47,931
GEA Group AG (Germany)	338	19,606
Gentherm, Inc. †	108	3,573
Hitachi, Ltd. (Japan)	3,700	94,040
Honeywell International, Inc.	243	51,732
Hyster-Yale, Inc.	124	6,302
Interface, Inc.	790	15,982
Komatsu, Ltd. (Japan)	3,400	101,969
Lockheed Martin Corp.	1,874	843,993
Mitsubishi Electric Corp. (Japan)	600	9,313
Moog, Inc. Class A	21	3,580
Mueller Water Products, Inc. Class A	204	5,255
NANO Nuclear Energy, Inc. †	414	11,919
nLight, Inc. †	387	3,549
NuScale Power Corp. †	151	2,596
O-I Glass, Inc. †	327	3,751
Obayashi Corp. (Japan)	1,600	21,677
Powell Industries, Inc.	51	8,655
Rocket Lab USA, Inc. †	180	3,688
RTX Corp.	410	54,526
Sandvik AB (Sweden)	768	16,701
Steelcase, Inc. Class A	333	4,049
Tennant Co.	49	4,241
Vertiv Holdings Co. Class A	6,432	612,133
Vinci SA (France)	1,178	135,526
Watts Water Technologies, Inc. Class A	119	25,535
		2,503,322
Communication services (0.9%)
AT&T, Inc.	20,256	555,217
Comcast Corp. Class A	23,445	841,207
Credo Technology Group Holding, Ltd. †	476	26,266
Crown Castle, Inc. R	580	54,578
HKT Trust & HKT, Ltd. (Units) (Hong Kong)	59,000	75,668
IDT Corp. Class B	82	3,982
InterDigital, Inc.	134	28,628
KDDI Corp. (Japan)	2,000	65,223
Koninklijke KPN NV (Netherlands)	3,633	13,869
Lumen Technologies, Inc. †	5,714	26,970
Telia Co. AB (Sweden)	1,741	5,659
Telstra Group, Ltd. (Australia)	31,915	82,424
Ubiquiti, Inc.	143	48,862
Verizon Communications, Inc.	2,239	96,501
Vodafone Group PLC (United Kingdom)	125,952	111,202
		2,036,256
Conglomerates (0.2%)
3M Co.	402	62,358
Marubeni Corp. (Japan)	3,700	58,260
Mitsubishi Corp. (Japan)	6,400	106,920
Mitsui & Co., Ltd. (Japan)	6,100	114,308
Siemens AG (Germany)	513	117,696
SPX Technologies, Inc. †	28	4,078
		463,620

Multi-Asset Income Fund
13

COMMON STOCKS (26.9%)* cont.	Shares	Value
Consumer cyclicals (3.2%)
Abercrombie & Fitch Co. Class A †	213	$21,937
Adecco Group AG (Switzerland)	2,479	67,469
Alarm.com Holdings, Inc. †	75	4,357
Amazon.com, Inc. †	7,721	1,639,014
American Eagle Outfitters, Inc.	330	4,320
Apogee Enterprises, Inc.	238	11,410
Aristocrat Leisure, Ltd. (Australia)	1,663	74,755
Automatic Data Processing, Inc.	2,649	834,912
Bayerische Motoren Werke AG (Germany)	1,096	95,282
Best Buy Co., Inc.	562	50,529
Blue Bird Corp. †	352	12,369
BlueLinx Holdings, Inc. †	89	7,064
Booking Holdings, Inc.	19	95,304
BrightView Holdings, Inc. †	411	5,516
Buckle, Inc. (The)	98	3,925
Carter’s, Inc.	878	36,235
Cimpress PLC (Ireland) †	158	7,597
Cinemark Holdings, Inc. †	128	3,278
Clorox Co. (The)	314	49,106
Daktronics, Inc. †	241	3,678
Dana, Inc.	1,420	21,115
Evolution AB (Sweden)	44	3,364
Fast Retailing Co., Ltd. (Japan)	100	30,521
G-III Apparel Group, Ltd. †	148	4,006
Gap, Inc. (The)	2,122	47,978
GMS, Inc. †	47	3,742
Golden Entertainment, Inc.	122	3,793
H & M Hennes & Mauritz AB Class B (Sweden)	1,258	16,868
Hanesbrands, Inc. †	516	3,111
Hasbro, Inc.	818	53,260
Hermes International (France)	9	25,690
Home Depot, Inc. (The)	288	114,221
Host Hotels & Resorts, Inc. R	3,011	48,567
Hovnanian Enterprises, Inc. Class A †	104	10,578
Industria de Diseno Textil SA (Spain)	2,507	134,719
International Game Technology PLC	1,256	22,269
Isuzu Motors, Ltd. (Japan)	1,500	19,860
J. Jill, Inc.	234	5,546
KB Home	226	13,786
Kering SA (France)	36	10,087
Kimberly-Clark Corp.	490	69,585
La Francaise des Jeux SAEM (France)	2,133	81,489
Las Vegas Sands Corp.	1,121	50,120
Laureate Education, Inc. †	278	5,543
LegalZoom.com, Inc. †	1,149	11,674
LiveRamp Holdings, Inc. †	666	19,900
LVMH Moet Hennessy Louis Vuitton SA (France)	40	28,902
M/I Homes, Inc. †	156	18,272
Magnite, Inc. †	656	10,345
Mastercard, Inc. Class A	93	53,597
Mercedes-Benz Group AG (Germany)	1,727	107,404
Meritage Homes Corp.	101	7,319
Modine Manufacturing Co. †	35	2,960
Monarch Casino & Resort, Inc.	48	4,396
Netflix, Inc. †	58	56,872
New York Times Co. (The) Class A	4,523	217,511
Nike, Inc. Class B	654	51,947
Nintendo Co., Ltd. (Japan)	2,400	179,176
Owens Corning	274	42,207
Pandora A/S (Denmark)	506	89,359
Payoneer Global, Inc. †	413	3,531

14
Multi-Asset Income Fund

COMMON STOCKS (26.9%)* cont.	Shares	Value
Consumer cyclicals cont.
Paysafe, Ltd. (United Kingdom) †	216	$4,277
PROG Holdings, Inc.	452	12,823
Publicis Groupe SA (France)	985	97,819
Red Rock Resorts, Inc. Class A	86	4,297
REV Group, Inc.	669	20,405
Ross Stores, Inc.	256	35,922
Royal Caribbean Cruises, Ltd.	183	45,036
Ryman Hospitality Properties, Inc. R	239	23,635
Sonos, Inc. †	298	3,940
Stellantis NV (Borsa Italiana Exchange) (Italy)	887	11,416
Stellantis NV (Euronext Paris Exchange) (Italy)	3,602	46,570
Subaru Corp. (Japan)	300	5,562
Target Corp.	554	68,829
Taylor Wimpey PLC (United Kingdom)	53,329	76,542
Tesla, Inc. †	2,444	716,043
TJX Cos., Inc. (The)	6,807	849,241
TOPPAN Holdings, Inc. (Japan)	500	14,806
Toyota Motor Corp. (Japan)	1,200	21,769
Trade Desk, Inc. (The) Class A †	625	43,950
Trane Technologies PLC	145	51,287
TRI Pointe Homes, Inc. †	674	21,339
Upbound Group, Inc.	141	3,641
Urban Outfitters, Inc. †	107	6,226
Victoria’s Secret & Co. †	645	17,241
Visteon Corp. †	264	22,894
Volkswagen AG (Preference) (Germany)	900	97,023
Walmart, Inc.	500	49,305
Walt Disney Co. (The)	453	51,551
Wesfarmers, Ltd. (Australia)	565	26,203
Williams-Sonoma, Inc.	228	44,364
Xperi, Inc. †	554	4,687
		7,231,890
Consumer staples (1.6%)
ACCO Brands Corp.	791	3,694
Auto Trader Group PLC (United Kingdom)	2,206	21,653
Brink’s Co. (The)	227	21,347
Brinker International, Inc. †	182	29,999
British American Tobacco PLC (United Kingdom)	4,145	160,891
Cal-Maine Foods, Inc.	234	21,151
Cargurus, Inc. †	620	19,958
CK Hutchison Holdings, Ltd. (Hong Kong)	19,500	97,510
Coca-Cola Co. (The)	3,125	222,531
Coles Group, Ltd. (Australia)	3,388	42,104
Colgate-Palmolive Co.	560	51,055
Conagra Brands, Inc.	1,913	48,858
CoreCivic, Inc. †	350	6,566
Coursera, Inc. †	2,475	19,602
DoorDash, Inc. Class A †	1,532	304,010
EverQuote, Inc. Class A †	738	19,837
GEO Group, Inc. (The) †	148	4,049
Heidrick & Struggles International, Inc.	124	5,083
Hims & Hers Health, Inc. †	400	18,036
Hormel Foods Corp.	1,695	48,528
Hudson Technologies, Inc. †	727	4,188
Imperial Brands PLC (United Kingdom)	4,149	145,999
Ingles Markets, Inc. Class A	32	1,966
Ingredion, Inc.	365	47,673
ITOCHU Corp. (Japan)	2,100	92,804
Itron, Inc. †	231	25,154
Japan Tobacco, Inc. (Japan)	4,000	99,870
Koninklijke Ahold Delhaize NV (Netherlands)	1,895	66,777

Multi-Asset Income Fund
15

COMMON STOCKS (26.9%)* cont.	Shares	Value
Consumer staples cont.
Korn Ferry	193	$12,670
Kraft Heinz Co. (The)	1,591	48,860
ManpowerGroup, Inc.	909	52,386
Maplebear, Inc. †	943	38,748
MediaAlpha, Inc. Class A †	358	3,326
Molson Coors Beverage Co. Class B	809	49,584
Mondelez International, Inc. Class A	408	26,206
Nestle SA (Switzerland)	1,706	164,686
PepsiCo, Inc.	345	52,947
Philip Morris International, Inc.	5,993	930,593
Procter & Gamble Co. (The)	280	48,675
Recruit Holdings Co., Ltd. (Japan)	2,600	154,987
Resideo Technologies, Inc. †	826	15,867
Sally Beauty Holdings, Inc. †	444	4,005
ScanSource, Inc. †	101	3,698
Simply Good Foods Co. (The) †	101	3,813
Sprouts Farmers Market, Inc. †	260	38,584
Sumitomo Corp. (Japan)	2,300	51,649
Tesco PLC (United Kingdom)	7,649	36,677
Toyota Tsusho Corp. (Japan)	300	5,032
Turning Point Brands, Inc.	286	20,106
Tyson Foods, Inc. Class A	881	54,041
Unilever PLC (United Kingdom)	1,868	105,842
United Natural Foods, Inc. †	122	3,878
Upwork, Inc. †	1,362	21,697
USANA Health Sciences, Inc. †	126	3,728
WH Group, Ltd. (Hong Kong)	74,500	60,872
ZipRecruiter, Inc. Class A †	595	3,332
ZOZO, Inc. (Japan)	600	18,766
		3,686,148
Energy (1.0%)
Aker BP ASA (Norway)	651	13,501
Alpha Metallurgical Resources, Inc. †	88	12,102
Ampol Ltd. (Australia)	1,042	17,226
Antero Midstream Corp.	3,233	54,799
Baker Hughes Co.	1,287	57,387
Berry Corp.	882	3,590
ChampionX Corp.	948	28,250
Chevron Corp.	310	49,172
Civitas Resources, Inc.	960	36,806
ConocoPhillips	515	51,062
Core Natural Resources, Inc.	210	15,593
Coterra Energy, Inc.	1,710	46,153
DCC PLC (Ireland)	195	13,224
DNOW, Inc. †	1,026	16,395
Eneos Holdings, Inc. (Japan)	4,500	24,142
Equinor ASA (Norway)	1,648	38,273
Exxon Mobil Corp.	3,544	394,554
Halliburton Co.	1,766	46,569
HF Sinclair Corp.	8,823	311,187
Kodiak Gas Services, Inc.	371	15,953
Marathon Petroleum Corp.	318	47,757
Murphy Oil Corp.	646	17,113
Newpark Resources, Inc. †	585	3,569
Oceaneering International, Inc. †	806	17,805
OMV AG (Austria)	2,501	110,568
PBF Energy, Inc. Class A	150	3,215
Peabody Energy Corp.	229	3,158
Phillips 66	392	50,838
Repsol SA (Spain)	3,924	49,981
Schlumberger, Ltd.	1,149	47,867

16
Multi-Asset Income Fund

COMMON STOCKS (26.9%)* cont.	Shares	Value
Energy cont.
Shell PLC (London Exchange) (United Kingdom)	1,162	$38,829
SM Energy Co.	242	7,916
SunCoke Energy, Inc.	617	5,596
TechnipFMC PLC (United Kingdom)	1,804	53,110
TotalEnergies SE (France)	1,185	71,448
Valero Energy Corp.	1,684	220,149
Viper Energy, Inc.	975	45,406
Weatherford International PLC	672	41,604
Williams Cos., Inc. (The)	800	46,544
Woodside Energy Group, Ltd. (Australia)	6,337	99,231
		2,227,642
Financials (5.3%)
3i Group PLC (United Kingdom)	1,092	54,656
ABN AMRO Bank NV (Netherlands)	4,184	79,337
AGNC Investment Corp. R	2,286	23,843
AIA Group, Ltd. (Hong Kong)	400	3,071
Alexander & Baldwin, Inc. R	416	7,534
Alexandria Real Estate Equities, Inc.	273	27,917
Allianz SE (Germany)	491	168,153
Allstate Corp. (The)	258	51,381
Ally Financial, Inc.	1,243	46,115
Amalgamated Financial Corp.	300	9,735
American Healthcare REIT, Inc. R	148	4,409
American International Group, Inc.	641	53,165
Ameriprise Financial, Inc.	94	50,506
Ameris Bancorp	62	4,004
Amundi SA (France)	1,366	98,138
Annaly Capital Management, Inc. R	2,380	52,265
Anywhere Real Estate, Inc. †	1,888	6,551
ANZ Group Holdings, Ltd. (Australia)	7,053	131,105
Apple Hospitality REIT, Inc. R	262	3,880
Associated Banc-Corp.	170	4,225
AXA SA (France)	2,695	105,370
Axis Capital Holdings, Ltd.	527	51,056
Axos Financial, Inc. †	351	23,447
Banco Bilbao Vizcaya Argentaria SA (Spain)	5,068	67,182
Banco BPM SpA (Italy)	6,045	60,550
Banco Latinoamericano de Comercio Exterior SA (Panama)	163	6,906
Bank Hapoalim BM (Israel)	3,708	50,600
Bank Leumi Le-Israel BM (Israel)	8,658	114,809
Bank of America Corp.	1,195	55,090
Bank of New York Mellon Corp. (The)	8,291	737,484
Bank of NT Butterfield & Son, Ltd. (The) (Bermuda)	229	8,885
Banner Corp.	52	3,587
Berkshire Hathaway, Inc. Class B †	97	49,842
Berkshire Hills Bancorp, Inc.	216	6,154
Blackstone, Inc.	287	46,253
BNP Paribas SA (France)	1,367	103,594
BOC Hong Kong Holdings, Ltd. (Hong Kong)	14,000	49,350
Bread Financial Holdings, Inc.	394	21,276
BrightSpire Capital, Inc. R	1,208	7,526
Brixmor Property Group, Inc. R	1,698	47,476
Broadstone Net Lease, Inc. R	269	4,533
CaixaBank SA (Spain)	16,655	114,941
CareTrust REIT, Inc. R	1,036	26,801
Cathay General Bancorp	500	23,475
Central Pacific Financial Corp.	279	8,102
Chimera Investment Corp. R	314	4,468
Citigroup, Inc.	758	60,602
Citizens Financial Group, Inc.	1,211	55,427
CNA Financial Corp.	942	46,130

Multi-Asset Income Fund
17

COMMON STOCKS (26.9%)* cont.	Shares	Value
Financials cont.
CNO Financial Group, Inc.	621	$25,889
Comerica, Inc.	748	48,119
COPT Defense Properties R	139	3,757
Corebridge Financial, Inc.	1,602	55,557
Covivio (France) R	1,431	77,968
Credit Agricole SA (France)	5,835	97,285
CubeSmart R	1,153	47,596
Curbline Properties Corp. R	448	11,034
Cushman & Wakefield PLC †	1,685	20,035
Customers Bancorp, Inc. †	346	18,684
DBS Group Holdings, Ltd. (Singapore)	2,200	75,135
Empire State Realty Trust, Inc. Class A R	431	3,995
Enova International, Inc. †	221	22,838
Enstar Group, Ltd. †	74	24,627
Enterprise Financial Services Corp.	235	13,884
EPR Properties R	6,379	338,534
Equitable Holdings, Inc.	13,132	722,523
Essent Group, Ltd.	69	3,976
Essex Property Trust, Inc. R	172	53,590
FB Financial Corp.	81	4,092
Fidelis Insurance Holdings, Ltd. (United Kingdom)	285	4,192
Financial Institutions, Inc.	148	4,147
First BanCorp/Puerto Rico (Puerto Rico)	1,118	21,767
First Busey Corp.	174	4,174
First Financial Corp./IN	87	4,499
First Industrial Realty Trust, Inc. R	389	22,204
First Merchants Corp.	44	1,927
FTAI Aviation, Ltd.	33	4,247
Genworth Financial, Inc. Class A †	3,336	23,185
Goldman Sachs Group, Inc. (The)	99	61,607
Hamilton Insurance Group, Ltd. Class B (Bermuda) †	898	17,565
Hancock Whitney Corp.	457	26,108
Hanmi Financial Corp.	285	6,843
Heritage Commerce Corp.	423	4,488
Hilltop Holdings, Inc.	530	16,955
Hope Bancorp, Inc.	783	8,550
Horace Mann Educators Corp.	262	11,090
HSBC Holdings PLC (United Kingdom)	16,160	191,649
Huntington Bancshares, Inc./OH	2,820	46,445
Independent Bank Corp./MI	138	4,689
Industrial Logistics Properties Trust R	558	2,199
Intesa Sanpaolo SpA (Italy)	34,275	168,905
Investor AB Class B (Sweden)	1,449	43,144
Invitation Homes, Inc. R	1,573	53,498
Jackson Financial, Inc. Class A	326	29,871
Janus Henderson Group PLC (United Kingdom)	1,073	45,281
JPMorgan Chase & Co.	141	37,316
KeyCorp	3,039	52,635
Kite Realty Group Trust R	472	10,823
Ladder Capital Corp. R	351	4,166
Land Securities Group PLC (United Kingdom)	13,372	95,383
Legal & General Group PLC (United Kingdom)	35,368	109,519
LendingClub Corp. †	482	6,165
Lincoln National Corp.	1,380	53,820
M&G PLC (United Kingdom)	23,972	64,027
Macerich Co. (The) R	188	3,392
Mercantile Bank Corp.	79	3,809
Merchants Bancorp/IN	214	8,714
Mercury General Corp.	37	1,995
MetLife, Inc.	6,118	527,249
Metropolitan Bank Holding Corp. †	83	5,016

18
Multi-Asset Income Fund

COMMON STOCKS (26.9%)* cont.	Shares	Value
Financials cont.
MFA Financial, Inc. R	413	$4,394
Morgan Stanley	469	62,429
Mr. Cooper Group, Inc. †	274	30,789
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	39	22,103
National Australia Bank, Ltd. (Australia)	1,880	41,463
National Bank Holdings Corp. Class A	109	4,564
National Health Investors, Inc. R	27	1,935
Navient Corp.	285	4,078
NexPoint Residential Trust, Inc. R	125	5,319
NMI Holdings, Inc. Class A †	386	14,066
NN Group NV (Netherlands)	2,221	112,615
Nordea Bank ABP (Finland)	11,456	150,789
Northern Trust Corp.	1,331	146,703
Northrim BanCorp, Inc.	52	4,280
OceanFirst Financial Corp.	427	7,690
OFG Bancorp (Puerto Rico)	323	13,724
Old Republic International Corp.	1,365	52,566
OneMain Holdings, Inc.	893	47,990
Outfront Media, Inc. R	1,274	23,696
Oversea-Chinese Banking Corp., Ltd. (Singapore)	5,600	71,504
Pacific Premier Bancorp, Inc.	292	6,976
Park Hotels & Resorts, Inc.	3,330	40,892
Pathward Financial, Inc.	269	20,850
PennyMac Financial Services, Inc.	220	22,803
PNC Financial Services Group, Inc. (The)	250	47,980
Preferred Bank/Los Angeles CA	127	11,271
Prudential Financial, Inc.	3,806	438,071
Regions Financial Corp.	2,043	48,440
Rithm Capital Corp. R	59,783	726,363
RLJ Lodging Trust R	1,742	16,131
Sekisui House, Ltd. (Japan)	1,100	24,871
Simmons First National Corp. Class A	558	12,259
Simon Property Group, Inc. R	4,156	773,390
SiriusPoint, Ltd. (Bermuda) †	282	4,326
SITE Centers Corp. R	1,345	18,843
State Street Corp.	7,480	742,240
Stifel Financial Corp.	430	45,662
StoneX Group, Inc. †	206	24,858
Swedbank AB Class A (Sweden)	2,238	53,838
Swiss Re AG (Switzerland)	592	95,164
Synchrony Financial	780	47,330
Synovus Financial Corp.	421	21,841
Tanger, Inc. R	126	4,467
Taylor Morrison Home Corp. †	433	26,690
TFS Financial Corp.	3,501	46,178
Third Coast Bancshares, Inc. †	120	4,298
Towne Bank/Portsmouth VA	116	4,278
TPG RE Finance Trust, Inc. R	881	7,603
Truist Financial Corp.	1,038	48,111
Trustmark Corp.	431	15,770
U.S. Bancorp	921	43,195
United Overseas Bank, Ltd. (Singapore)	3,900	110,482
Universal Insurance Holdings, Inc.	214	4,747
Univest Financial Corp.	178	5,440
Unum Group	605	49,785
Urban Edge Properties R	1,046	21,548
Veritex Holdings, Inc.	613	16,146
VICI Properties, Inc. R	1,862	60,496
Virtu Financial, Inc. Class A	635	23,216
Virtus Investment Partners, Inc.	68	12,768
Webster Financial Corp.	863	48,604

Multi-Asset Income Fund
19

COMMON STOCKS (26.9%)* cont.	Shares	Value
Financials cont.
Wells Fargo & Co.	11,839	$927,230
Westamerica Bancorp	84	4,378
WP Carey, Inc. R	845	54,257
WSFS Financial Corp.	73	3,963
Xenia Hotels & Resorts, Inc. R	130	1,747
Zions Bancorp NA	877	47,393
		11,983,168
Health care (3.0%)
AbbVie, Inc.	1,966	410,953
ACADIA Pharmaceuticals, Inc. †	1,200	23,520
ACELYRIN, Inc. †	923	2,474
Addus HomeCare Corp. †	41	3,927
ADMA Biologics, Inc. †	562	9,211
Agios Pharmaceuticals, Inc. †	508	18,054
Alkermes PLC †	123	4,223
AngioDynamics, Inc. †	480	4,459
Arcellx, Inc. †	229	14,844
Arcturus Therapeutics Holdings, Inc. †	841	14,120
AstraZeneca PLC (United Kingdom)	267	40,397
AstraZeneca PLC CVR (Rights) (United Kingdom) F	230	69
AtriCure, Inc. †	124	4,804
Avanos Medical, Inc. †	229	3,446
Axogen, Inc. †	476	9,525
BioCryst Pharmaceuticals, Inc. †	1,024	8,817
Biohaven, Ltd. †	473	17,586
Bioventus, Inc. Class A †	583	5,912
Blueprint Medicines Corp. †	45	4,346
Bristol-Myers Squibb Co.	15,028	895,969
Candel Therapeutics, Inc. †	2,163	19,413
CareDx, Inc. †	629	13,932
Castle Biosciences, Inc. †	590	12,791
Catalyst Pharmaceuticals, Inc. †	271	6,203
Chugai Pharmaceutical Co., Ltd. (Japan)	1,700	85,394
Cigna Group (The)	166	51,269
Concentra Group Holdings Parent, Inc.	190	4,290
Corcept Therapeutics, Inc. †	387	23,444
Daiichi Sankyo Co., Ltd. (Japan)	3,900	89,781
Denali Therapeutics, Inc. †	204	3,378
Dyne Therapeutics, Inc. †	293	3,988
Eli Lilly and Co.	175	161,110
Glaukos Corp. †	64	7,681
GSK PLC (United Kingdom)	4,972	91,743
Guardant Health, Inc. †	148	6,297
Health Catalyst, Inc. †	745	3,479
HealthEquity, Inc. †	46	5,049
Humacyte, Inc. †	4,368	14,851
Insmed, Inc. †	493	40,204
Intuitive Surgical, Inc. †	83	47,571
Ironwood Pharmaceuticals, Inc. †	2,837	4,568
Johnson & Johnson	6,602	1,089,462
Keros Therapeutics, Inc. †	189	2,094
Kiniksa Pharmaceuticals International PLC †	365	7,402
Kymera Therapeutics, Inc. †	105	3,292
Lantheus Holdings, Inc. †	344	32,274
LivaNova PLC (United Kingdom) †	293	12,198
Medtronic PLC	6,402	589,112
Merck & Co., Inc.	10,730	989,843
Novartis AG (Switzerland)	2,160	235,051
Novo Nordisk A/S Class B (Denmark)	2,537	230,148
Novocure, Ltd. (Jersey) †	1,065	20,310
Nurix Therapeutics, Inc. †	838	12,947

20
Multi-Asset Income Fund

COMMON STOCKS (26.9%)* cont.	Shares	Value
Health care cont.
Omega Healthcare Investors, Inc.	1,349	$49,697
Option Care Health, Inc. †	430	14,405
OraSure Technologies, Inc. †	1,049	3,651
PACS Group, Inc. †	286	3,727
Pfizer, Inc.	31,234	825,515
Protagonist Therapeutics, Inc. †	515	19,359
PTC Therapeutics, Inc. †	512	28,293
Relay Therapeutics, Inc. †	1,043	3,557
Rhythm Pharmaceuticals, Inc. †	70	3,844
Roche Holding AG (Switzerland)	304	101,241
RxSight, Inc. †	358	10,153
Sabra Health Care REIT, Inc. R	245	4,069
Sanofi SA (France)	896	97,894
Scholar Rock Holding Corp. †	105	4,076
Select Medical Holdings Corp.	640	11,642
Sonova Holding AG (Switzerland)	120	38,621
Surmodics, Inc. †	117	3,845
Takeda Pharmaceutical Co., Ltd. (Japan)	2,000	57,715
Tango Therapeutics, Inc. †	1,268	2,625
Teladoc Health, Inc. †	1,802	17,227
Wave Life Sciences, Ltd. †	441	4,661
Waystar Holding Corp. †	129	5,608
Xencor, Inc. †	807	12,396
Y-mAbs Therapeutics, Inc. †	301	1,674
		6,742,720
Technology (8.2%)
8x8, Inc. †	1,620	4,050
A10 Networks, Inc.	284	5,904
Adeia, Inc.	316	4,968
Adobe, Inc. †	116	50,873
Adobe, Inc. †	716	3,036
Agilysys, Inc. †	110	8,909
Alkami Technology, Inc. †	659	20,324
Allied Motion Technologies, Inc.	202	5,026
Alphabet, Inc. Class A	12,915	2,199,166
Altair Engineering, Inc. Class A †	44	4,910
Ambarella, Inc. †	314	19,289
Apple, Inc.	15,170	3,668,713
Applied Materials, Inc.	313	49,476
AppLovin Corp. Class A †	94	30,620
Arista Networks, Inc. †	1,695	157,720
ASML Holding NV (Netherlands)	355	252,501
Atlassian Corp. Class A †	189	53,725
Atmus Filtration Technologies, Inc.	257	10,229
Autodesk, Inc. †	163	44,696
Bandwidth, Inc. Class A †	456	7,282
Benchmark Electronics, Inc.	92	3,676
Blackline, Inc. †	75	3,623
Blend Labs, Inc. Class A †	5,301	16,592
Broadcom, Inc.	6,628	1,321,822
Calix, Inc. †	135	4,998
Capcom Co., Ltd. (Japan)	1,200	29,777
CEVA, Inc. †	196	6,715
Cisco Systems, Inc.	6,650	426,332
CommScope Holding Co., Inc. †	1,638	10,401
CommVault Systems, Inc. †	179	30,530
CrowdStrike Holdings, Inc. Class A †	134	52,214
Disco Corp. (Japan)	100	25,381
Duolingo, Inc. †	144	44,938
EnerSys	233	23,647
ESCO Technologies, Inc.	34	5,606

Multi-Asset Income Fund
21

COMMON STOCKS (26.9%)* cont.	Shares	Value
Technology cont.
Extreme Networks, Inc. †	1,353	$20,904
Fujitsu, Ltd. (Japan)	3,800	73,301
Garmin, Ltd.	223	51,051
HealthStream, Inc.	171	5,775
Hoya Corp. (Japan)	1,000	117,409
Ibotta, Inc. Class A †	57	1,903
Impinj, Inc. †	162	15,659
Intuit, Inc.	84	51,563
IonQ, Inc. †	614	15,086
Keyence Corp. (Japan)	100	39,888
KLA Corp.	83	58,834
Lam Research Corp.	1,512	116,031
Life360, Inc. †	304	13,741
LY Corp. (Japan)	16,200	54,685
Manhattan Associates, Inc. †	255	45,104
Maximus, Inc.	57	3,716
MaxLinear, Inc. †	267	3,901
Meta Platforms, Inc. Class A	2,927	1,955,821
Microsoft Corp.	5,072	2,013,533
Monolithic Power Systems, Inc.	70	42,771
NEC Corp. (Japan)	700	68,328
NetApp, Inc.	384	38,327
NETGEAR, Inc. †	535	14,071
NetScout Systems, Inc. †	192	4,318
Nextracker, Inc. Class A †	109	4,798
Nomura Research Institute, Ltd. (Japan)	300	9,857
NVIDIA Corp.	24,517	3,062,664
OneSpan, Inc.	242	3,882
Outbrain, Inc. †	560	2,775
Palantir Technologies, Inc. Class A †	568	48,235
Pegasystems, Inc.	525	41,218
Photronics, Inc. †	182	3,793
Phreesia, Inc. †	563	14,942
Playtika Holding Corp. (Israel)	24,252	128,051
Plexus Corp. †	28	3,722
PROS Holdings, Inc. †	300	7,254
PubMatic, Inc. Class A †	352	3,742
Q2 Holdings, Inc. †	110	9,611
Qualcomm, Inc.	5,112	803,453
Rambus, Inc. †	465	25,989
Renesas Electronics Corp. (Japan)	5,600	93,500
Salesforce, Inc.	146	43,486
Sanmina Corp. †	60	4,915
SAP SE (Germany)	187	51,893
SCREEN Holdings Co., Ltd. (Japan)	100	7,237
SCSK Corp. (Japan)	600	14,993
ServiceNow, Inc. †	63	58,575
Silergy Corp. (China)	4,000	53,953
Skyworks Solutions, Inc.	720	47,995
Snowflake, Inc. Class A †	255	45,161
Spotify Technology SA (Sweden) †	98	59,585
Thales SA (France)	54	10,873
TTM Technologies, Inc. †	617	14,876
Unisys Corp. †	958	4,129
V2X, Inc. †	77	3,613
Viavi Solutions, Inc. †	412	4,606
Vicor Corp. †	84	5,320
Weave Communications, Inc. †	601	7,573
Western Union Co. (The)	48,714	527,573
		18,667,231

22
Multi-Asset Income Fund

COMMON STOCKS (26.9%)* cont.	Shares	Value
Transportation (0.6%)
Arlo Technologies, Inc. †	860	$12,367
Costamare, Inc. (Monaco)	642	6,536
CSX Corp.	1,447	46,318
Delta Air Lines, Inc.	715	42,986
DHL Group (Germany)	1,975	77,219
FedEx Corp.	166	43,641
Hub Group, Inc. Class A	295	12,125
International Seaways, Inc.	190	6,333
Kuehne + Nagel International AG (Switzerland)	166	38,296
Matson, Inc.	186	26,797
Nippon Yusen (Japan)	1,600	56,240
Safe Bulkers, Inc. (Monaco)	1,006	3,762
Scorpio Tankers, Inc.	395	15,741
SITC International Holdings Co., Ltd. (Hong Kong)	3,000	7,221
SkyWest, Inc. †	232	22,947
Sun Country Airlines Holdings, Inc. †	508	8,184
Teekay Corp., Ltd. (Bermuda)	1,852	12,112
Teekay Tankers,. Ltd. Class A (Canada)	441	16,643
Union Pacific Corp.	412	101,636
United Parcel Service, Inc. Class B	6,011	715,489
		1,272,593
Utilities and power (0.9%)
AES Corp. (The)	4,682	54,264
ALLETE, Inc.	92	6,043
American Electric Power Co., Inc.	436	46,238
American States Water Co.	53	4,057
Black Hills Corp.	336	20,556
California Water Service Group	100	4,545
Dominion Energy, Inc.	816	46,202
DTE Energy Co.	355	47,464
Duke Energy Corp.	433	50,873
E.ON SE (Germany)	4,011	51,159
Edison International	14,637	796,838
Enel SpA (Italy)	18,873	138,207
ENGIE SA (France)	6,217	111,218
Eni SpA (Italy)	1,432	20,740
Exelon Corp.	9,787	432,585
Glow Energy PCL (Thailand) (Thailand) † F	35,800	10
Iberdrola SA (Spain)	3,858	55,708
Kansai Electric Power Co., Inc. (The) (Japan)	1,200	13,886
Kinder Morgan, Inc.	1,770	47,967
New Jersey Resources Corp.	573	27,722
Northwest Natural Holding Co.	103	4,211
Origin Energy, Ltd. (Australia)	7,073	48,190
Otter Tail Corp.	50	3,987
PNM Resources, Inc.	82	4,285
Portland General Electric Co.	152	6,814
SJW Group	100	5,267
UGI Corp.	682	23,297
Unitil Corp.	72	4,039
Vistra Corp.	271	36,222
		2,112,594
Total common stocks (cost $50,392,326)		$60,965,245
U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (15.6%)*	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (3.4%)
Government National Mortgage Association Pass-Through Certificates
6.00%, 11/20/53	$1,010,180	$1,044,021
5.50%, 5/20/49	15,633	15,950
5.00%, TBA, 3/1/55	2,000,000	1,975,238

Multi-Asset Income Fund
23

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (15.6%)* cont.	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations cont.
Government National Mortgage Association Pass-Through Certificates
5.00%, 5/20/49	$46,443	$46,321
4.00%, with due dates from 9/20/52 to 1/20/53	1,062,224	1,002,748
3.50%, with due dates from 3/20/47 to 11/20/49	1,025,261	950,989
3.00%, with due dates from 11/20/53 to 1/20/54	927,084	828,026
2.50%, with due dates from 2/20/52 to 3/20/52	1,093,571	932,517
2.00%, TBA, 3/1/55	1,000,000	821,525
		7,617,335
U.S. Government Agency Mortgage Obligations (12.2%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
6.00%, 9/1/53	360,014	368,707
5.50%, 12/1/52	256,703	259,242
4.50%, 9/1/52	496,796	479,966
4.00%, 9/1/49	968,280	921,266
3.50%, 8/1/43	184,208	172,762
3.00%, with due dates from 3/1/43 to 8/1/52	1,261,880	1,121,174
2.50%, with due dates from 1/1/52 to 4/1/52	3,959,865	3,352,802
2.50%, 10/1/36	960,929	890,014
2.00%, 3/1/51	1,178,232	953,915
Federal National Mortgage Association Pass-Through Certificates
6.50%, 4/1/53	356,077	368,240
5.50%, with due dates from 1/1/38 to 11/1/52	681,028	689,169
5.00%, with due dates from 1/1/49 to 8/1/49	46,333	46,336
4.50%, with due dates from 8/1/52 to 1/1/53	512,514	495,246
3.50%, 6/1/56	1,138,409	1,033,898
3.50%, with due dates from 6/1/42 to 6/1/52	2,468,745	2,260,069
3.00%, with due dates from 2/1/43 to 3/1/52	2,569,145	2,270,354
2.50%, with due dates from 11/1/51 to 3/1/52	1,696,060	1,437,238
2.00%, with due dates from 10/1/50 to 3/1/52	4,729,979	3,833,440
2.00%, 3/1/36	979,907	887,693
1.50%, 1/1/51	1,326,094	1,011,995
1.50%, 7/1/36	1,019,511	900,227
Uniform Mortgage-Backed Securities
6.50%, TBA, 3/1/55	1,000,000	1,030,250
6.00%, TBA, 3/1/55	1,000,000	1,016,493
5.50%, TBA, 3/1/55	1,000,000	1,001,403
5.00%, TBA, 3/1/55	1,000,000	983,836
		27,785,735
Total U.S. government and agency mortgage obligations (cost $35,951,017)		$35,403,070
U.S. TREASURY OBLIGATIONS (9.0%)*	Principal amount	Value
U.S. Treasury Bonds
3.625%, 2/15/53	$470,000	$402,915
3.00%, 2/15/49	5,000,000	3,835,547
2.875%, 5/15/52	220,000	162,650
2.75%, 8/15/42 #	5,000,000	3,937,500
2.00%, 8/15/51	2,190,000	1,327,773
U.S. Treasury Notes
3.875%, 8/15/33	1,650,000	1,616,903
3.375%, 5/15/33	2,770,000	2,622,249
2.75%, 8/15/32	660,000	602,276
2.75%, 2/15/28	2,210,000	2,135,758
1.50%, 2/15/30	2,050,000	1,819,495
1.25%, 9/30/28	2,100,000	1,910,221
Total U.S. treasury obligations (cost $20,873,865)		$20,373,287

24
Multi-Asset Income Fund

MORTGAGE-BACKED SECURITIES (7.3%)*	Principal amount	Value
Agency collateralized mortgage obligations (0.2%)
Federal Home Loan Mortgage Corporation Multifamily ML certificates REMICs FRB Ser. 5471, Class FD, (US 30 Day Average SOFR + 0.85%), 5.202%, 11/25/54	$139,066	$138,259
Federal National Mortgage Association REMICs FRB Ser. 24-93, Class FD, IO, (US 30 Day Average SOFR + 1.05%), 5.402%, 12/25/54	349,587	350,353
		488,612
Commercial mortgage-backed securities (3.1%)
AREIT CRE Trust 144A FRB Ser. 22-CRE6, Class A, 5.59%, 1/20/37 (Cayman Islands)	157,288	157,435
Banc of America Commercial Mortgage Trust Ser. 15-UBS7, Class AS, 3.989%, 9/15/48 W	205,000	203,182
BANK FRB Ser. 20-BN26, Class XA, IO, 1.196%, 3/15/63 W	3,797,274	172,729
Barclays Commercial Mortgage Trust Ser. 19-C5, Class C, 3.71%, 11/15/52	402,000	359,836
Benchmark Mortgage Trust FRB Ser. 20-B21, Class XA, IO, 1.437%, 12/17/53 W	5,643,459	333,385
Citigroup Commercial Mortgage Trust
FRB Ser. 15-P1, Class B, 4.321%, 9/15/48 W	475,000	465,039
FRB Ser. 16-P6, Class B, 4.155%, 12/10/49 W	368,000	332,918
COMM Mortgage Trust
FRB Ser. 17-COR2, Class C, 4.587%, 9/10/50 W	127,000	119,885
FRB Ser. 15-CR26, Class B, 4.462%, 10/10/48 W	332,000	325,788
Ser. 15-DC1, Class B, 4.035%, 2/10/48 W	352,000	339,662
FRB Ser. 15-LC19, Class B, 3.829%, 2/10/48 W	289,000	284,282
FRB Ser. 15-CR22, Class AM, 3.603%, 3/10/48 W	142,000	138,867
COMM Mortgage Trust 144A Ser. 13-CR6, Class B, 3.397%, 3/10/46	158,971	154,633
CSAIL Commercial Mortgage Trust
Ser. 16-C6, Class AS, 3.346%, 1/15/49	171,000	164,443
FRB Ser. 19-C15, Class XA, IO, 0.99%, 3/15/52 W	5,212,923	163,681
CSMC Trust FRB Ser. 16-NXSR, Class AS, 4.049%, 12/15/49 W	176,000	169,183
JPMDB Commercial Mortgage Securities Trust FRB Ser. 18-C8, Class C, 4.756%, 6/15/51 W	133,000	116,900
JPMorgan Chase Commercial Mortgage Securities Trust
Ser. 14-C20, Class B, 4.399%, 7/15/47 W	17,399	17,038
FRB Ser. 13-C10, Class C, 4.075%, 12/15/47 W	94,556	89,214
Ladder Capital Commercial Mortgage Trust 144A FRB Ser. 17-LC26, Class XA, IO, 1.514%, 7/12/50 W	3,005,343	76,224
Morgan Stanley Bank of America Merrill Lynch Trust
Ser. 16-C32, Class AS, 3.994%, 12/15/49 W	410,000	400,040
Ser. 15-C22, Class B, 3.883%, 4/15/48 W	138,000	131,385
Ser. 13-C9, Class B, 3.708%, 5/15/46 W	161,855	153,765
FRB Ser. 16-C32, Class XA, IO, 0.641%, 12/15/49 W	9,055,034	83,117
Morgan Stanley Capital I Trust FRB Ser. 18-L1, Class C, 4.78%, 10/15/51 W	263,000	249,080
Ready Capital Mortgage Financing, LLC 144A FRB Ser. 22-FL10, Class AS, 7.389%, 10/25/39	371,000	373,658
Wachovia Bank Commercial Mortgage Trust FRB Ser. 06-C29, IO, 0.293%, 11/15/48 W	14,879	38
Wells Fargo Commercial Mortgage Trust
Ser. 19-C49, Class B, 4.546%, 3/15/52	581,000	560,272
Ser. 15-C31, Class AS, 4.049%, 11/15/48	193,000	190,904
Ser. 17-C39, Class B, 4.025%, 9/15/50	491,000	462,856
WF-RBS Commercial Mortgage Trust Ser. 13-C11, Class B, 3.714%, 3/15/45 W	169,883	166,034
		6,955,473
Residential mortgage-backed securities (non-agency) (4.0%)
A&D Mortgage Trust 144A
Ser. 23-NQM5, Class A1, 7.049%, 11/25/68	491,691	501,352
Ser. 23-NQM2, Class A1, 6.132%, 5/25/68	346,383	348,302
BRAVO Residential Funding Trust 144A FRB Ser. 21-HE2, Class A1, (US 30 Day Average SOFR + 0.75%), 5.102%, 11/25/69	245,336	244,798
Chase Home Lending Mortgage Trust 144A FRB Ser. 24-11, Class A11, (US 30 Day Average SOFR + 1.25%), 5.602%, 11/25/55	117,765	117,887
COLT Mortgage Loan Trust 144A Ser. 23-3, Class A1, 7.18%, 9/25/68	657,751	669,089
Cross Mortgage Trust 144A Ser. 24-H3, Class A1, stepped-coupon 6.272% (7.272%, 4/1/28), 6/25/69 ††	366,266	370,432
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Debt FRN Ser. 22-DNA5, Class M1A, (US 30 Day Average SOFR + 2.95%), 7.302%, 6/25/42	286,777	294,126
Structured Agency Credit Risk Debt FRN Ser. 22-HQA2, Class M1A, (US 30 Day Average SOFR + 2.65%), 7.002%, 7/25/42	56,845	58,235
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-HQA3, Class M1A, (US 30 Day Average SOFR + 2.30%), 6.652%, 8/25/42	352,982	360,548

Multi-Asset Income Fund
25

MORTGAGE-BACKED SECURITIES (7.3%)* cont.	Principal amount	Value
Residential mortgage-backed securities (non-agency) cont.
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA4, Class M1A, (US 30 Day Average SOFR + 2.20%), 6.552%, 5/25/42	$363,544	$368,651
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA6, Class M1A, (US 30 Day Average SOFR + 2.15%), 6.502%, 9/25/42	90,179	91,013
Structured Agency Credit Risk Trust REMICs FRB Ser. 23-DNA1, Class M1A, (US 30 Day Average SOFR + 2.10%), 6.453%, 3/25/43	18,662	19,005
Structured Agency Credit Risk Debt FRN Ser. 23-HQA2, Class M1A, (US 30 Day Average SOFR + 2.00%), 6.352%, 6/25/43	18,094	18,185
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA3, Class M1A, (US 30 Day Average SOFR + 2.00%), 6.352%, 4/25/42	203,883	205,980
Structured Agency Credit Risk Trust REMICs FRB Ser. 23-HQA3, Class A1, (US 30 Day Average SOFR + 1.85%), 6.202%, 11/25/43	34,424	34,898
Structured Agency Credit Risk Trust REMICs FRB Ser. 23-HQA3, Class M1, (US 30 Day Average SOFR + 1.85%), 6.202%, 11/25/43	12,675	12,750
Structured Agency Credit Risk Debt FRN Ser. 21-DNA7, Class M2, (US 30 Day Average SOFR + 1.80%), 6.152%, 11/25/41	108,000	109,081
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-DNA5, Class M2, (US 30 Day Average SOFR + 1.65%), 6.002%, 1/25/34	18,429	18,521
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-DNA6, Class M2, (US 30 Day Average SOFR + 1.50%), 5.852%, 10/25/41	46,782	47,122
Structured Agency Credit Risk Trust REMICs FRB Ser. 25-DNA1, Class A1, (US 30 Day Average SOFR + 0.95%), 5.335%, 1/25/45	61,975	62,033
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-HQA4, Class M1, (US 30 Day Average SOFR + 0.95%), 5.302%, 12/25/41	11,419	11,410
Federal National Mortgage Association Connecticut Avenue Securities FRB Ser. 17-C06, Class 1M2B, (US 30 Day Average SOFR + 2.76%), 7.116%, 2/25/30	3,961	3,974
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 22-R03, Class 1M2, (US 30 Day Average SOFR + 3.50%), 7.852%, 3/25/42	13,000	13,623
Connecticut Avenue Securities Trust FRB Ser. 22-R04, Class 1M2, (US 30 Day Average SOFR + 3.10%), 7.452%, 3/25/42	13,000	13,530
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2M2, (US 30 Day Average SOFR + 3.00%), 7.352%, 1/25/42	543,000	558,652
Connecticut Avenue Securities Trust FRB Ser. 22-R07, Class 1M1, (US 30 Day Average SOFR + 2.95%), 7.303%, 6/25/42	236,683	244,370
Connecticut Avenue Securities Trust FRB Ser. 22-R06, Class 1M1, (US 30 Day Average SOFR + 2.75%), 7.102%, 5/25/42	295,915	303,519
Connecticut Avenue Securities Trust FRB Ser. 22-R08, Class 1M1, (US 30 Day Average SOFR + 2.55%), 6.902%, 7/25/42	150,098	154,359
Connecticut Avenue Securities Trust FRB Ser. 23-R02, Class 1M1, (US 30 Day Average SOFR + 2.30%), 6.652%, 1/25/43	12,028	12,316
Connecticut Avenue Securities Trust FRB Ser. 19-HRP1, Class M2, (US 30 Day Average SOFR + 2.26%), 6.616%, 11/25/39	25,398	25,488
Connecticut Avenue Securities Trust FRB Ser. 22-R03, Class 1M1, (US 30 Day Average SOFR + 2.10%), 6.452%, 3/25/42	508,725	516,048
Connecticut Avenue Securities Trust FRB Ser. 22-R04, Class 1M1, (US 30 Day Average SOFR + 2.00%), 6.352%, 3/25/42	298,948	302,688
Connecticut Avenue Securities Trust FRB Ser. 23-R07, Class 2M1, (US 30 Day Average SOFR + 1.95%), 6.303%, 9/25/43	12,309	12,386
Connecticut Avenue Securities Trust FRB Ser. 22-R05, Class 2M1, (US 30 Day Average SOFR + 1.90%), 6.252%, 4/25/42	109,624	110,258
Connecticut Avenue Securities Trust FRB Ser. 22-R01, Class 1M2, (US 30 Day Average SOFR + 1.90%), 6.252%, 12/25/41	58,000	58,849
Connecticut Avenue Securities Trust FRB Ser. 23-R06, Class 1M1, (US 30 Day Average SOFR + 1.70%), 6.052%, 7/25/43	46,072	46,306
Connecticut Avenue Securities Trust FRB Ser. 21-R03, Class 1M2, (US 30 Day Average SOFR + 1.65%), 6.002%, 12/25/41	35,000	35,244
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2M1, (US 30 Day Average SOFR + 1.10%), 5.552%, 1/25/42	34,128	34,143
Connecticut Avenue Securities Trust FRB Ser. 24-R03, Class 2M1, (US 30 Day Average SOFR + 1.15%), 5.503%, 3/25/44	10,993	11,004
Connecticut Avenue Securities Trust FRB Ser. 24-R06, Class 1A1, (US 30 Day Average SOFR + 1.15%), 5.502%, 9/25/44	49,683	49,840

26
Multi-Asset Income Fund

MORTGAGE-BACKED SECURITIES (7.3%)* cont.	Principal amount	Value
Residential mortgage-backed securities (non-agency) cont.
Federal National Mortgage Association 144A
Connecticut Avenue Securities FRB Ser. 25-R01, Class 1M1, (US 30 Day Average SOFR + 1.10%), 5.453%, 1/25/45	$49,500	$49,565
Connecticut Avenue Securities Trust FRB Ser. 24-R04, Class 1M1, (US 30 Day Average SOFR + 1.10%), 5.452%, 5/25/44	15,264	15,271
Connecticut Avenue Securities Trust FRB Ser. 24-R06, Class 1M1, (US 30 Day Average SOFR + 1.05%), 5.402%, 9/25/44	11,339	11,350
Connecticut Avenue Securities FRB Ser. 25-R01, Class 1A1, (US 30 Day Average SOFR + 0.95%), 5.303%, 1/25/45	43,447	43,517
FirstKey Homes Trust 144A Ser. 20-SFR2, Class A, 1.266%, 10/19/37	966,481	947,073
GCAT Trust 144A Ser. 20-NQM2, Class A3, 3.935%, 4/25/65	16,404	15,931
Mill City Mortgage Loan Trust 144A Ser. 23-NQM1, Class A1, 6.05%, 10/25/67	261,884	262,418
MortgageIT Trust FRB Ser. 04-1, Class M2, (CME Term SOFR 1 Month + 1.12%), 5.439%, 11/25/34	78,944	72,949
Residential Accredit Loans, Inc. FRB Ser. 06-QO5, Class 1A1, (CME Term SOFR 1 Month + 0.54%), 4.864%, 5/25/46	129,477	115,887
Structured Asset Mortgage Investments II Trust FRB Ser. 07-AR1, Class 2A1, (CME Term SOFR 1 Month + 0.47%), 4.794%, 1/25/37	461,937	405,510
Tricon American Homes Trust 144A Ser. 18-SFR1, Class A, 3.53%, 5/17/37	769,365	766,955
		9,176,441
Total mortgage-backed securities (cost $15,928,351)		$16,620,526
FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (4.3%)*	Principal amount	Value
Angola (Republic of) sr. unsec. unsub. notes Ser. REGS, 8.75%, 4/14/32 (Angola)	$200,000	$179,127
Argentine (Republic of) sr. unsec. unsub. bonds 4.125%, 7/9/35 (Argentina)	280,000	177,800
Argentine (Republic of) sr. unsec. unsub. notes 0.75%, 7/9/30 (Argentina)	158,400	115,708
Bahrain (Kingdom of) sr. unsec. notes Ser. REGS, 7.375%, 5/14/30 (Bahrain)	200,000	209,531
Benin (Republic of) 144A sr. unsec. notes 7.96%, 2/13/38 (Benin)	200,000	188,943
Brazil (Federal Republic of) sr. unsec. unsub. bonds 4.75%, 1/14/50 (Brazil)	330,000	234,522
Brazil (Federal Republic of) sr. unsec. unsub. notes 4.50%, 5/30/29 (Brazil)	200,000	192,673
Bulgaria (Republic of) sr. unsec. bonds 5.00%, 3/5/37 (Bulgaria)	80,000	77,655
Chile (Republic of) sr. unsec. unsub. bonds 4.34%, 3/7/42 (Chile)	340,000	294,140
Colombia (Republic of) sr. unsec. unsub. bonds 8.00%, 4/20/33 (Colombia)	250,000	260,889
Colombia (Republic of) sr. unsec. unsub. notes 8.00%, 11/14/35 (Colombia)	200,000	204,822
Cote d’lvoire (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.125%, 6/15/33 (Cote d’lvoire)	400,000	360,636
Dominican (Republic of) sr. unsec. unsub. bonds Ser. REGS, 7.45%, 4/30/44 (Dominican Republic)	100,000	107,665
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.50%, 1/30/30 (Dominican Republic)	150,000	140,387
Dominican Republic (Republic of) 144A sr. unsec. bonds 6.95%, 3/15/37 (Dominican Republic)	150,000	154,350
Ecuador (Republic of) sr. unsec. unsub. bonds Ser. REGS, 5.50%, 7/31/35 (Ecuador)	179,126	97,025
Egypt (Arab Republic of) sr. unsec. bonds Ser. REGS, 7.30%, 9/30/33 (Egypt)	200,000	171,401
Egypt (Arab Republic of) sr. unsec. notes Ser. REGS, 7.60%, 3/1/29 (Egypt)	200,000	194,807
El Salvador (Republic of) sr. unsec. unsub. notes Ser. REGS, 8.625%, 2/28/29 (El Salvador)	75,000	78,510
Gabon (Republic of) sr. unsec. notes Ser. REGS, 6.625%, 2/6/31 (Gabon)	200,000	161,698
Guatemala (Republic of) sr. unsec. unsub. bonds Ser. REGS, 3.70%, 10/7/33 (Guatemala)	240,000	200,532
Guatemala (Republic of) 144A sr. unsec. notes 7.05%, 10/4/32 (Guatemala)	200,000	210,325
Hungary (Government of) sr. unsec. notes Ser. REGS, 5.25%, 6/16/29 (Hungary)	200,000	199,711
Indonesia (Republic of) sr. unsec. unsub. notes 4.65%, 9/20/32 (Indonesia)	390,000	380,277
Jamaica (Government of) sr. unsec. unsub. bonds 8.00%, 3/15/39 (Jamaica)	100,000	117,006
Morocco (Kingdom of) sr. unsec. bonds Ser. REGS, 3.00%, 12/15/32 (Morocco)	200,000	166,897
Nigeria (Government of) sr. unsec. unsub. notes Ser. MTN REGS, 7.375%, 9/28/33 (Nigeria)	200,000	177,480
Nigeria (Government of) sr. unsec. unsub. notes Ser. REGS, 6.50%, 11/28/27 (Nigeria)	200,000	195,819
Oman (Sultanate of) sr. unsec. notes Ser. REGS, 7.375%, 10/28/32 (Oman)	300,000	334,614
Panama (Republic of) sr. unsec. unsub. bonds 8.00%, 3/1/38 (Panama)	300,000	313,978
Paraguay (Republic of) sr. unsec. notes Ser. REGS, 3.849%, 6/28/33 (Paraguay)	240,000	212,993
Philippines (Republic of) sr. unsec. unsub. bonds 5.50%, 2/4/35 (Philippines)	200,000	204,598
Philippines (Republic of) sr. unsec. unsub. notes 3.75%, 1/14/29 (Philippines)	200,000	193,255
Qatar (State of) sr. unsec. notes Ser. REGS, 3.75%, 4/16/30 (Qatar)	300,000	289,941
Qatar (State of) sr. unsec. unsub. bonds Ser. REGS, 6.40%, 1/20/40 (Qatar)	170,000	192,698
Romania (Government of) sr. unsec. unsub. notes 6.125%, 1/22/44 (Romania)	150,000	133,250
Romania (Government of) 144A sr. unsec. unsub. notes 6.625%, 2/17/28 (Romania)	220,000	226,159
Saudi Arabia (Kingdom of) sr. unsec. bonds Ser. REGS, 4.50%, 10/26/46 (Saudi Arabia)	230,000	193,234

Multi-Asset Income Fund
27

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (4.3%)* cont.	Principal amount	Value
Serbia (Republic of) sr. unsec. notes 6.25%, 5/26/28 (Serbia)	$200,000	$204,950
Serbia (Republic of) 144A sr. unsec. notes 6.50%, 9/26/33 (Serbia)	200,000	209,095
South Africa (Republic of) sr. unsec. bonds 5.00%, 10/12/46 (South Africa)	200,000	142,480
Turkey (Republic of) sr. unsec. unsub. notes 8.60%, 9/24/27 (Turkey)	200,000	213,857
Turkey (Republic of) sr. unsec. unsub. notes 7.625%, 5/15/34 (Turkey)	200,000	206,330
Ukraine (Republic of) 144A sr. unsec. bonds 1.75%, 2/1/36 (Ukraine)	78,967	45,699
Ukraine (Republic of) 144A sr. unsec. bonds 1.75%, 2/1/35 (Ukraine)	61,419	36,081
Ukraine (Republic of) 144A sr. unsec. bonds 1.75%, 2/1/34 (Ukraine)	35,096	20,880
Ukraine (Republic of) 144A sr. unsec. bonds zero %, 2/1/36 (Ukraine)	25,225	16,636
Ukraine (Republic of) 144A sr. unsec. bonds zero %, 2/1/35 (Ukraine)	30,270	20,090
Ukraine (Republic of) 144A sr. unsec. bonds zero %, 2/1/34 (Ukraine)	35,820	15,638
Ukraine (Republic of) 144A sr. unsec. bonds zero %, 2/1/30 (Ukraine)	9,585	5,422
United Arab Emirates sr. unsec. unsub. bonds Ser. REGS, 2.875%, 10/19/41 (United Arab Emirates)	230,000	171,135
United Mexican States sr. unsec. unsub. bonds 4.28%, 8/14/41 (Mexico)	380,000	291,277
United Mexican States sr. unsec. unsub. notes 4.50%, 4/22/29 (Mexico)	200,000	193,948
Uruguay (Oriental Republic of) sr. unsec. bonds 5.10%, 6/18/50 (Uruguay)	60,000	56,156
Uruguay (Oriental Republic of) sr. unsec. unsub. bonds 7.875%, 1/15/33 (Uruguay)	120,000	140,358
Uzbekistan (Republic of) sr. unsec. notes Ser. REGS, 6.90%, 2/28/32 (Uzbekistan)	200,000	200,770
Total foreign government and agency bonds and notes (cost $9,381,935)		$9,735,858
COLLATERALIZED LOAN OBLIGATIONS (2.3%)*	Principal amount	Value
Allegro CLO XII, Ltd. 144A FRB Ser. 24-1A, Class A1R, (CME Term SOFR 3 Month + 1.44%), 5.733%, 7/21/37 (Cayman Islands)	$250,000	$250,831
Birch Grove CLO 2, Ltd. 144A FRB Ser. 24-2A, Class A1R, (CME Term SOFR 3 Month + 1.40%), 5.693%, 10/19/37 (Cayman Islands)	125,000	125,922
Birch Grove CLO 8, Ltd. 144A FRB Ser. 24-8A, Class A1, (CME Term SOFR 3 Month + 1.63%), 5.923%, 4/20/37 (Jersey)	150,000	150,880
CBAM CLO Management, Ltd. 144A FRB Ser. 21-2A, Class AR, (CME Term SOFR 3 Month + 1.45%), 5.754%, 7/17/34 (Cayman Islands)	200,000	200,200
Diameter Capital CLO, Ltd. 144A FRB Ser. 24-7A, Class A1A, (CME Term SOFR 3 Month + 1.48%), 5.773%, 7/20/37 (Cayman Islands)	250,000	251,464
Elevation CLO, Ltd. 144A FRB Ser. 25-10A, Class AR, (CME Term SOFR 3 Month + 0.92%), 5.233%, 10/20/31 (Cayman Islands)	250,000	250,188
Elevation CLO, Ltd. 144A FRB Ser. 25-13A, Class A1R, (CME Term SOFR 3 Month + 1.06%), 5.377%, 7/15/34 (Cayman Islands)	250,000	250,088
ICG US CLO, Ltd. 144A FRB Ser. 21-1A, Class ARR, (CME Term SOFR 3 Month + 1.43%), 5.731%, 7/28/34	250,000	250,429
Jamestown CLO IX, Ltd. 144A FRB Ser. 21-9A, Class A2RR, (CME Term SOFR 3 Month + 2.11%), 6.412%, 7/25/34 (Cayman Islands)	250,000	250,538
Madison Park Funding XXX, Ltd. 144A FRB Ser. 24-30A, Class A1R, (CME Term SOFR 3 Month + 1.36%), 5.668%, 7/16/37	250,000	251,378
Magnetite XL, Ltd. 144A FRB Ser. 24-40A, Class A1, (CME Term SOFR 3 Month + 1.45%), 5.752%, 7/15/37 (Cayman Islands)	500,000	502,828
Oaktree CLO, Ltd. 144A FRB Ser. 24-1A, Class A1R, (CME Term SOFR 3 Month + 1.35%), 5.652%, 1/15/38 (Cayman Islands)	250,000	252,063
Palmer Square CLO, Ltd. 144A FRB Ser. 21-3A, Class B, (CME Term SOFR 3 Month + 1.91%), 6.214%, 1/15/35 (Cayman Islands)	250,000	250,820
Rockland Park CLO, Ltd. 144A FRB Ser. 21-1A, Class B, (CME Term SOFR 3 Month + 1.91%), 6.205%, 4/20/34 (Cayman Islands)	250,000	250,941
Signal Peak CLO 5, Ltd. 144A FRB Ser. 24-5A, Class A1R, (CME Term SOFR 3 Month + 1.55%), 5.85%, 4/25/37 (Cayman Islands)	250,000	251,314
Sound Point CLO XXXII, Ltd. 144A FRB Ser. 21-4A, Class A, (CME Term SOFR 3 Month + 1.41%), 5.712%, 10/25/34 (Cayman Islands)	250,000	250,402
Symphony CLO XXIII, Ltd. 144A FRB Ser. 25-23A, Class AR2, (CME Term SOFR 3 Month + 0.90%), 5.191%, 1/15/34 (Cayman Islands)	265,000	265,166
TCW CLO, Ltd. 144A FRB Ser. 21-2A, Class AS, (CME Term SOFR 3 Month + 1.44%), 5.742%, 7/25/34 (Cayman Islands)	200,000	200,322
Venture XIX CLO, Ltd. 144A FRB Ser. 18-19A, Class ARR, (CME Term SOFR 3 Month + 1.52%), 5.824%, 1/15/32 (Cayman Islands)	194,408	194,860
Venture XV CLO, Ltd. 144A FRB Ser. 21-15A, Class AR3, (CME Term SOFR 3 Month + 1.44%), 5.744%, 7/15/32 (Cayman Islands)	261,783	262,441
Wise CLO, Ltd. 144A FRB Ser. 23-2A, Class A, (CME Term SOFR 3 Month + 1.80%), 6.102%, 1/15/37 (Jersey)	250,000	251,464
Total collateralized loan obligations (cost $5,137,502)		$5,164,539

28
Multi-Asset Income Fund

ASSET-BACKED SECURITIES (1.6%)*	Principal amount	Value
American Express Credit Account Master Trust Ser. 22-4, Class A, 4.95%, 10/15/27	$605,000	$607,192
BA Credit Card Trust Ser. 22-A2, Class A2, 5.00%, 4/15/28	615,000	617,596
Capital One Multi-Asset Execution Trust Ser. 23-A1, Class A, 4.42%, 5/15/28	625,000	626,010
Golden Credit Card Trust 144A Ser. 22-4A, Class A, 4.31%, 9/15/27	972,000	970,860
Harley-Davidson Motorcycle Trust Ser. 22-A, Class A3, 3.06%, 2/15/27	33,949	33,831
Station Place Securitization Trust 144A
FRB Ser. 24-10, Class A, (CME Term SOFR 1 Month + 0.90%), 5.222%, 10/27/25	190,000	191,022
FRB Ser. 24-5, Class A, (CME Term SOFR 1 Month + 0.90%), 5.222%, 8/4/25	355,000	355,279
FRB Ser. 24-2, Class A, (CME Term SOFR 1 Month + 0.90%), 5.222%, 6/22/25	120,000	120,094
Toyota Auto Receivables Owner Trust Ser. 23-B, Class A3, 4.71%, 2/15/28	82,000	82,256
Total asset-backed securities (cost $3,595,853)		$3,604,140
SENIOR LOANS (0.9%)*c	Principal amount	Value
Basic materials (0.2%)
CP Atlas Buyer, Inc. bank term loan FRN Ser. B1, (CME Term SOFR 1 Month + 3.75%), 8.174%, 11/23/27	$112,721	$107,588
Herens US Holdco Corp. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.93%), 8.354%, 4/30/28	29,701	28,593
Hexion Holdings Corp. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 7.44%), 11.861%, 3/15/30	56,471	55,200
Klockner-Pentaplast of America, Inc. bank term loan FRN (CME Term SOFR 6 Month + 4.73%), 9.227%, 2/4/26	49,107	46,270
LSF11 A5 HoldCo, LLC bank term loan FRN (CME Term SOFR 1 Month + 3.50%), 7.947%, 10/16/28	13,930	13,951
Nouryon USA, LLC bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.25%), 7.553%, 4/3/28	33,790	34,012
Nouryon USA, LLC bank term loan FRN Ser. B2, (CME Term SOFR 3 Month + 3.25%), 7.554%, 4/3/28	34,651	34,918
Treasure Holdco, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.25%), 8.563%, 10/10/31	75,000	75,457
Vibrantz Technologies, Inc. bank term loan FRN (CME Term SOFR 3 Month + 4.25%), 8.689%, 4/21/29	74,467	72,218
		468,207
Capital goods (0.1%)
Clarios Global LP bank term loan FRN Class B, (CME Term SOFR 1 Month + 2.75%), 7.074%, 1/14/32	42,384	42,366
DexKo Global, Inc. bank term loan FRN (CME Term SOFR 3 Month + 3.75%), 8.34%, 10/4/28	44,847	42,446
Madison IAQ, LLC bank term loan FRN (CME Term SOFR 1 Month + 2.50%), 6.762%, 6/15/28	24,404	24,408
TK Elevator US Newco, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.50%), 7.737%, 4/15/30	70,439	70,589
		179,809
Communication services (0.1%)
Connect Finco SARL bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.50%), 8.824%, 9/13/29	44,663	39,098
DIRECTV Financing, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 5.25%), 9.802%, 8/2/29	87,782	87,358
Zegona Finance, LLC bank term loan FRN (CME Term SOFR 1 Month + 4.25%), 8.502%, 7/16/29	45,000	45,563
		172,019
Consumer cyclicals (0.2%)
Clear Channel Outdoor Holdings, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.00%), 8.438%, 8/21/28	39,606	39,694
EMRLD Borrower LP bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.50%), 6.829%, 6/18/31	14,963	14,946
Fertitta Entertainment, LLC/NV bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.50%), 7.824%, 1/27/29	69,414	69,507
Foundation Building Materials, Inc. bank term loan FRN Ser. B2, (CME Term SOFR 1 Month + 4.00%), 8.552%, 1/27/31	74,624	71,245
Great Canadian Gaming Corp. bank term loan FRN Class B, (CME Term SOFR 3 Month + 4.75%), 9.087%, 11/1/29	46,013	46,114
LBM Acquisition, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 8.167%, 5/30/31	34,736	33,904
PetSmart, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 8.174%, 1/29/28	44,272	44,169
Scientific Games Holdings LP bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.00%), 7.296%, 4/4/29	34,824	34,859
White Cap Buyer, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.25%), 7.574%, 10/19/29	98,616	98,432
		452,870
Consumer staples (0.1%)
Ascend Learning, LLC bank term loan FRN (CME Term SOFR 1 Month + 5.75%), 10.174%, 11/18/29	37,616	37,663
IRB Holding Corp. bank term loan FRN Class B, (CME Term SOFR 1 Month + 2.50%), 6.824%, 3/10/28	98,746	98,777
Verde Purchaser, LLC bank term loan FRN (CME Term SOFR 1 Month + 4.00%), 8.313%, 12/2/30	22,911	22,967
VM Consolidated, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.25%), 6.574%, 3/27/28	63,880	63,952
		223,359
Health care (0.1%)
Bausch + Lomb Corp. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.25%), 7.674%, 5/5/27	64,390	64,270
Endo Finance Holdings, Inc. bank term loan FRN (CME Term SOFR 1 Month + 4.00%), 8.324%, 4/23/31	80,798	80,978
Medline Borrower LP bank term loan FRN Class B, (CME Term SOFR 1 Month + 2.25%), 6.574%, 10/23/28	40,579	40,686
		185,934

Multi-Asset Income Fund
29

SENIOR LOANS (0.9%)*c cont.	Principal amount	Value
Technology (0.1%)
Fortress Intermediate 3, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 8.074%, 5/8/31	$54,863	$54,948
Idera, Inc. bank term loan FRN (CME Term SOFR 1 Month + 3.50%), 7.791%, 3/2/28	59,700	56,470
Rocket Software, Inc. bank term loan FRN (CME Term SOFR 1 Month + 4.25%), 8.574%, 10/5/28	56,572	56,824
UKG, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.00%), 7.30%, 1/31/31	9,950	9,961
		178,203
Transportation (—%)
American Airlines, Inc. bank term loan FRN (CME Term SOFR 3 Month + 4.75%), 9.305%, 4/20/28	72,222	73,829
United Airlines, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.00%), 6.297%, 2/24/31	49,974	50,120
		123,949
Total senior loans (cost $1,984,021)		$1,984,350
CONVERTIBLE BONDS AND NOTES (0.2%)*	Principal amount	Value
Anywhere Real Estate Group, LLC/Anywhere Co-Issuer Corp. company guaranty cv. sr. unsec. notes 0.25%, 6/15/26	$68,000	$64,005
Chefs’ Warehouse, Inc. (The) cv. sr. unsec. unsub. notes 2.375%, 12/15/28	40,000	61,676
Fiverr International, Ltd. cv. sr. unsec. notes zero %, 11/1/25 (Israel)	65,000	62,797
Guidewire Software, Inc. 144A cv. sr. unsec. notes 1.25%, 11/1/29	74,000	79,106
Shake Shack, Inc. cv. sr. unsec. notes zero %, 3/1/28	70,000	67,375
Teladoc Health, Inc. cv. sr. unsec. sub. notes 1.25%, 6/1/27	70,000	64,141
Unity Software, Inc. cv. sr. unsec. notes zero %, 11/15/26	70,000	64,820
Wrangler Holdco Corp. 144A company guaranty cv. sr. notes unsec. sub. 6.625%, 4/1/32	30,000	30,742
Total convertible bonds and notes (cost $454,616)		$494,662
CONVERTIBLE PREFERRED STOCKS (0.1%)*	Shares	Value
Apollo Global Management, Inc. $3.38 cv. pfd.	707	$55,690
Boeing Co. (The) $3.00 cv. pfd.	1,632	97,724
Hewlett Packard Enterprise Co. $3.81 cv. pfd.	1,178	67,252
PG&E Corp. $3.00 cv. pfd. †	891	37,386
Total convertible preferred stocks (cost $220,400)		$258,052
SHORT-TERM INVESTMENTS (6.4%)*	Shares	Value
Putnam Government Money Market Fund Class G 4.08% L	3,593,959	$3,593,959
Putnam Short Term Investment Fund Class P 4.50% L	11,006,343	11,006,343
Total short-term investments (cost $14,600,302)		$14,600,302
TOTAL INVESTMENTS
Total investments (cost $220,590,675)	$232,882,297
Key to holding’s currency abbreviations
EUR	Euro
GBP	British Pound
USD /$	United States Dollar
Key to holding’s abbreviations
BKNT	Bank Note
CME	Chicago Mercantile Exchange
CVR	Contingent Value Rights
DAC	Designated Activity Company
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GMTN	Global Medium Term Notes
IO	Interest Only
JSC	Joint Stock Company
MTN	Medium Term Notes
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REMICs	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced Commitments

30
Multi-Asset Income Fund

Notes to the fund’s portfolio
Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from September 1, 2024 through February 28, 2025 (the reporting period). Within the following notes to the portfolio, references to “Franklin Advisers” represent Franklin Advisers, Inc., the fund’s investment manager, a direct wholly-owned subsidiary of Franklin Resources, Inc., and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.
*	Percentages indicated are based on net assets of $226,969,479.
†	This security is non-income-producing.
††	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
‡‡	Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.
#	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $694,757 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).
[c]	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown (Notes 1 and 7).
F	This security is valued by Franklin Advisers at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities’ valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio (Note 1).
L	Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
R	Real Estate Investment Trust.
W	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
See Note 1 to the financial statements regarding TBA commitments.
The dates shown on debt obligations are the original maturity dates.

FORWARD CURRENCY CONTRACTS at 2/28/25 (aggregate face value $2,158,288) (Unaudited)
Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
Bank of America N.A.
	Danish Krone	Sell	3/19/25	$33,623	$34,359	$736
	Euro	Sell	3/19/25	197,642	200,050	2,408
Barclays Bank PLC
	British Pound	Buy	3/19/25	15,991	16,104	(113)
	Danish Krone	Buy	3/19/25	4,062	4,030	32
	Euro	Buy	3/19/25	937	930	7
	Japanese Yen	Sell	5/21/25	37,576	37,104	(472)
	Singapore Dollar	Buy	5/21/25	16,744	16,738	6
	Swiss Franc	Buy	3/19/25	4,662	4,821	(159)
Citibank, N.A.
	Danish Krone	Sell	3/19/25	13,887	13,917	30
	Euro	Buy	3/19/25	26,332	26,377	(45)
JPMorgan Chase Bank N.A.
	Euro	Sell	3/19/25	498,215	504,242	6,027
	Singapore Dollar	Buy	5/21/25	3,572	3,571	1
Morgan Stanley & Co. International PLC
	Australian Dollar	Sell	4/16/25	107,677	106,603	(1,074)
	Euro	Buy	3/19/25	87,112	83,915	3,197
	Singapore Dollar	Buy	5/21/25	13,618	13,613	5
	Swedish Krona	Buy	3/19/25	70,254	69,768	486
NatWest Markets PLC
	Danish Krone	Buy	3/19/25	13,887	13,918	(31)
	Danish Krone	Sell	3/19/25	13,887	14,189	302
	Euro	Buy	3/19/25	26,331	26,279	52
	Euro	Sell	3/19/25	26,331	26,375	44
	Swedish Krona	Buy	3/19/25	3,105	3,042	63
	Swedish Krona	Sell	3/19/25	3,105	3,028	(77)

Multi-Asset Income Fund
31

	FORWARD CURRENCY CONTRACTS at 2/28/25 (aggregate face value $2,158,288) (Unaudited) cont.
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	State Street Bank and Trust Co.
		British Pound	Buy	3/19/25	$66,859	$67,061	$(202)
		Euro	Sell	3/19/25	355,110	360,652	5,542
		Hong Kong Dollar	Sell	5/21/25	45,301	45,271	(30)
		Japanese Yen	Sell	5/21/25	9,526	9,409	(117)
		Norwegian Krone	Sell	3/19/25	4,954	5,053	99
		Singapore Dollar	Buy	5/21/25	9,228	9,225	3
		Swedish Krona	Buy	3/19/25	112,940	112,159	781
		Swiss Franc	Buy	3/19/25	11,768	12,167	(399)
	Toronto-Dominion Bank
		Swedish Krona	Buy	3/19/25	3,105	3,028	77
	UBS AG
		Danish Krone	Sell	3/19/25	42,388	43,289	901
		Euro	Sell	3/19/25	129,888	131,486	1,598
		Israeli Shekel	Sell	4/16/25	90,272	88,575	(1,697)
		Japanese Yen	Sell	5/21/25	12,426	12,274	(152)
		Norwegian Krone	Buy	3/19/25	685	677	8
		Singapore Dollar	Buy	5/21/25	3,944	3,943	1
		Swiss Franc	Buy	3/19/25	30,418	31,046	(628)
	Unrealized appreciation						22,406
	Unrealized (depreciation)						(5,196)
	Total						$17,210
*	The exchange currency for all contracts listed is the United States Dollar.
FUTURES CONTRACTS OUTSTANDING at 2/28/25 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
S&P 500 Index E-Mini (Long)	22	$6,549,950	$6,559,575	Mar-25	$(172,591)
U.S. Treasury Bond 30 yr (Short)	5	590,469	590,469	Jun-25	(10,321)
U.S. Treasury Bond Ultra 30 yr (Long)	19	2,358,375	2,358,375	Jun-25	55,333
U.S. Treasury Note 2 yr (Long)	32	6,623,000	6,623,000	Jun-25	25,451
U.S. Treasury Note 5 yr (Long)	31	3,346,063	3,346,063	Jun-25	29,015
U.S. Treasury Note 10 yr (Long)	50	5,554,688	5,554,688	Jun-25	62,416
Unrealized appreciation					172,215
Unrealized (depreciation)					(182,912)
Total					$(10,697)
	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 2/28/25 (Unaudited)
	Notional amount	Value	Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
	$257,000	$164E	$(874)	3/19/27	3.85% — Annually	US SOFR — Annually	$(1,038)
	628,000	1,058E	(4,805)	3/19/30	3.75% — Annually	US SOFR — Annually	(5,863)
	444,000	1,011E	(5,392)	3/19/35	3.75% — Annually	US SOFR — Annually	(4,381)
	643,000	19,898E	23,062	3/19/55	US SOFR — Annually	3.55% — Annually	3,164
	Total	$11,991		$(8,118)
E	Extended effective date.

32
Multi-Asset Income Fund

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$1,237,940	$800,121	$—
Capital goods	1,993,835	509,487	—
Communication services	1,687,870	348,386	—
Conglomerates	66,436	397,184	—
Consumer cyclicals	5,869,235	1,362,655	—
Consumer staples	2,426,806	1,259,342	—
Energy	1,751,219	476,423	—
Financials	9,176,468	2,806,700	—
Health care	5,674,666	1,067,985	69
Technology	17,763,655	903,576	—
Transportation	1,100,838	171,755	—
Utilities and power	1,673,476	439,108	10
Total common stocks	50,422,444	10,542,722	79
Asset-backed securities	—	3,604,140	—
Collateralized loan obligations	—	5,164,539	—
Convertible bonds and notes	—	494,662	—
Convertible preferred stocks	258,052	—	—
Corporate bonds and notes	—	63,678,266	—
Foreign government and agency bonds and notes	—	9,735,858	—
Mortgage-backed securities	—	16,620,526	—
Senior loans	—	1,984,350	—
U.S. government and agency mortgage obligations	—	35,403,070	—
U.S. treasury obligations	—	20,373,287	—
Short-term investments	3,593,959	11,006,343	—
Totals by level	$54,274,455	$178,607,763	$79
		Valuation inputs
	Other financial instruments:	Level 1	Level 2	Level 3
	Forward currency contracts	$—	$17,210	$—
	Futures contracts	(10,697)	—	—
	Interest rate swap contracts	—	(20,109)	—
	Totals by level	$(10,697)	$(2,899)	$—
*	Common stock classifications are presented at the sector level, which may differ from the fund’s portfolio presentation.
	At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund’s net assets and were not considered a significant portion of the fund’s portfolio.

The accompanying notes are an integral part of these financial statements.

Multi-Asset Income Fund
33

Financial statements

Statement of assets and liabilities

2/28/25 (Unaudited)

ASSETS
Investment in securities, at value (Note 1):
Unaffiliated issuers (identified cost $205,990,373)	$218,281,995
Affiliated issuers (identified cost $14,600,302) (Note 5)	14,600,302
Cash	78,646
Foreign currency (cost $1,166) (Note 1)	871
Dividends, interest and other receivables	1,688,685
Receivable for shares of the fund sold	358,221
Receivable for investments sold	41,060
Receivable for variation margin on futures contracts (Note 1)	135,601
Receivable for variation margin on centrally cleared swap contracts (Note 1)	6,260
Unrealized appreciation on forward currency contracts (Note 1)	22,406
Deposits with broker (Note 1)	33,201
Prepaid assets	68,618
Total assets	235,315,866

LIABILITIES
Payable for investments purchased	577,622
Payable for purchases of TBA securities (Note 1)	6,741,148
Payable for shares of the fund repurchased	547,813
Payable for compensation of Manager (Note 2)	1,879
Payable for custodian fees (Note 2)	51,223
Payable for investor servicing fees (Note 2)	51,358
Payable for Trustee compensation and expenses (Note 2)	190,369
Payable for administrative services (Note 2)	606
Payable for distribution fees (Note 2)	32,313
Payable for variation margin on futures contracts (Note 1)	2,969
Payable for variation margin on centrally cleared swap contracts (Note 1)	5,053
Unrealized depreciation on forward currency contracts (Note 1)	5,196
Payable to broker (Note 1)	462
Other accrued expenses	138,376
Total liabilities	8,346,387
Net assets	$226,969,479

Represented by
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$297,920,849
Total distributable earnings (Note 1)	(70,951,370)
Total — Representing net assets applicable to capital shares outstanding	$226,969,479

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
Net asset value and redemption price per class A share ($145,294,502 divided by 13,487,068 shares)	$10.77
Offering price per class A share (100/96.00 of $10.77)*	$11.22
Net asset value and offering price per class C share ($5,178,470 divided by 480,437 shares)**	$10.78
Net asset value, offering price and redemption price per class P share ($41,695,455 divided by 3,865,860 shares)	$10.79
Net asset value, offering price and redemption price per class R share ($1,486,722 divided by 137,980 shares)	$10.77
Net asset value, offering price and redemption price per class R5 share ($11,554 divided by 1,072 shares)	$10.78
Net asset value, offering price and redemption price per class R6 share ($810,556 divided by 75,193 shares)	$10.78
Net asset value, offering price and redemption price per class Y share ($32,492,220 divided by 3,014,567 shares)	$10.78
*	On single retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.
**	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

34	Multi-Asset Income Fund

Statement of operations

Six months ended 2/28/25 (Unaudited)

Investment income
Interest (net of foreign tax of $66)	$4,324,305
Dividends (net of foreign tax of $7,700) (including dividend income of $291,517 from investments in affiliated issuers) (Note 5)	1,045,150
Total investment income	5,369,455

EXPENSES
Compensation of Manager (Note 2)	515,551
Investor servicing fees (Note 2)	158,317
Custodian fees (Note 2)	39,175
Trustee compensation and expenses (Note 2)	3,956
Distribution fees (Note 2)	213,772
Administrative services (Note 2)	2,532
Auditing and tax fees	71,322
Other	83,617
Fees waived and reimbursed by Manager (Note 2)	(265,366)
Total expenses	822,876
Expense reduction (Note 2)	(2,570)
Net expenses	820,306
Net investment income	4,549,149

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Securities from unaffiliated issuers (Notes 1 and 3)	4,205,363
Foreign currency transactions (Note 1)	(1,380)
Forward currency contracts (Note 1)	59,110
Futures contracts (Note 1)	(329,122)
Swap contracts (Note 1)	(30,582)
Written options (Note 1)	108,483
Total net realized gain	4,011,872
Change in net unrealized appreciation (depreciation) on:
Securities from unaffiliated issuers and TBA sale commitments	(3,672,774)
Assets and liabilities in foreign currencies	(2,550)
Forward currency contracts	36,131
Futures contracts	62,780
Swap contracts	5,992
Written options	(99,937)
Total change in net unrealized depreciation	(3,670,358)
Net gain on investments	341,514
Net increase in net assets resulting from operations	$4,890,663

The accompanying notes are an integral part of these financial statements.

Multi-Asset Income Fund	35

Statement of changes in net assets

	Six months ended 2/28/25*	Year ended 8/30/24
Increase (decrease) in net assets
Operations
Net investment income	$4,549,149	$7,658,327
Net realized gain on investments and foreign currency transactions	4,011,872	8,641,712
Change in net unrealized appreciation (depreciation) of investments and assets and liabilities in foreign currencies	(3,670,358)	15,445,826
Net increase in net assets resulting from operations	4,890,663	31,745,865
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(3,294,253)	(5,262,981)
Class C	(106,282)	(232,105)
Class P	(956,987)	(1,028,128)
Class R	(31,873)	(64,357)
Class R5	(275)	(424)
Class R6	(75,179)	(179,104)
Class Y	(788,679)	(1,390,964)
Decrease from capital share transactions (Note 4)	(1,164,496)	(16,648,568)
Total increase (decrease) in net assets	(1,527,361)	6,939,234
Net assets
Beginning of period	228,496,840	221,557,606
End of period	$226,969,479	$228,496,840
*Unaudited.

The accompanying notes are an integral part of these financial statements.

36	Multi-Asset Income Fund

Financial highlights

(For a common share outstanding throughout the period)

INVESTMENT OPERATIONS					LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
Period ended	Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Net asset value, end of period	Total return at net asset value (%)[b]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[c,d]	Ratio of net investment income (loss) to average net assets (%)[d]	Portfolio turnover (%)[e]
Class A
February 28, 2025**	$10.79	.21	.01	.22	(.24)	—	(.24)	$10.77	2.10*	$145,295	.40*	1.94*	52*
August 31, 2024	9.70	.35	1.11	1.46	(.37)	—	(.37)	10.79	15.38	147,709.83		3.43	143
August 31, 2023‡	9.64	.20	(.02)	.18	(.12)	—	(.12)	9.70	1.85*	142,258	.46*	2.05*	109
Class C
February 28, 2025**	$10.79	.17	.02	.19	(.20)	—	(.20)	$10.78	1.80*	$5,178	.78*	1.57*	52*
August 31, 2024	9.70	.25	1.13	1.38	(.29)	—	(.29)	10.79	14.50	6,629	1.58	2.52	143
August 31, 2023‡	9.64	.16	(.02)	.14	(.08)	—	(.08)	9.70	1.44*	12,028	.88*	1.64*	109
Class P
February 28, 2025**	$10.80	.23	.03	.26	(.27)	—	(.27)	$10.79	2.40*	$41,695	.20*	2.14*	52*
August 31, 2024	9.71	.40	1.10	1.50	(.41)	—	(.41)	10.80	15.85	33,945.41		3.92	143
August 31, 2023	9.59	.34	.05	.39	(.15)	(.12)	(.27)	9.71	4.23	20,177.41		3.58	109
August 31, 2022	11.28	.07	(1.30)	(1.23)	(.08)	(.38)	(.46)	9.59	(11.37)	17,224.23		.66	124
August 31, 2021	10.49	.04	.96	1.00	(.21)	—	(.21)	11.28	9.68	15,322.20		.40	144
August 31, 2020†	10.00	.05	.44	.49	—[f]	—	—[f]	10.49	4.94*	11,708	.13*	.53*	54*
Class R
February 28, 2025**	$10.79	.20	.01	.21	(.23)	—	(.23)	$10.77	1.98*	$1,487	.53*	1.82*	52*
August 31, 2024	9.70	.32	1.12	1.44	(.35)	—	(.35)	10.79	15.10	1,556	1.08	3.22	143
August 31, 2023‡	9.64	.18	(.02)	.16	(.10)	—	(.10)	9.70	1.71*	2,306	.60*	1.91*	109
Class R5
February 28, 2025**	$10.80	.22	.02	.24	(.26)	—	(.26)	$10.78	2.23*	$12	.27*	2.07*	52*
August 31, 2024	9.71	.38	1.11	1.49	(.40)	—	(.40)	10.80	15.68	12.55		3.72	143
August 31, 2023‡	9.64	.21	(.01)	.20	(.13)	—	(.13)	9.71	2.09*	10	.31*	2.21*	109
Class R6
February 28, 2025**	$10.79	.23	.02	.25	(.26)	—	(.26)	$10.78	2.36*	$811	.22*	2.17*	52*
August 31, 2024	9.70	.37	1.13	1.50	(.41)	—	(.41)	10.79	15.81	3,894.45		3.71	143
August 31, 2023‡	9.64	.22	(.02)	.20	(.14)	—	(.14)	9.70	2.05*	4,925	.25*	2.26*	109
Class Y
February 28, 2025**	$10.79	.22	.03	.25	(.26)	—	(.26)	$10.78	2.31*	$32,492	.28*	2.07*	52*
August 31, 2024	9.70	.37	1.12	1.49	(.40)	—	(.40)	10.79	15.66	34,753.58		3.62	143
August 31, 2023‡	9.64	.21	(.02)	.19	(.13)	—	(.13)	9.70	1.98*	39,854	.32*	2.19*	109

The accompanying notes are an integral part of these financial statements.

Multi-Asset Income Fund
37

Financial highlights cont.

Before July 12, 2022, the fund was managed with a materially different investment strategy and may have achieved materially different performance results under its current investment strategy from that shown for periods before this date.
*	Not annualized.
**	Unaudited.
†	For the period December 31, 2019 (commencement of operations) to August 31, 2020.
‡	For the period February 10, 2023 (commencement of operations) to August 31, 2023.
[a]	Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.
[b]	Total return assumes dividend reinvestment and does not reflect the effect of sales charges.
[c]	Includes amounts paid through expense offset arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.
[d]	Reflects an involuntary contractual expense limitation and/or waivers of certain fund expenses in connection with investments in Putnam Government Money Market Fund in effect during the period. As a result of such limitations and/or waivers, the expenses of each class reflect a reduction of the following amounts as a percentage of the average netassets of each class (Notes 2 and 5):
	2/28/25	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Class A	0.12%	0.28%	0.25%	N/A	N/A	N/A
Class C	0.12	0.28	0.25	N/A	N/A	N/A
Class P	0.12	0.28	1.37	2.67%	0.93%	2.45%
Class R	0.12	0.28	0.25	N/A	N/A	N/A
Class R5	0.12	0.28	0.25	N/A	N/A	N/A
Class R6	0.12	0.28	0.25	N/A	N/A	N/A
Class Y	0.12	0.28	0.25	N/A	N/A	N/A
[e]	Portfolio turnover includes TBA purchase and sale commitments.
[f]	Amount represents less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

38
Multi-Asset Income Fund

Notes to financial statements 2/28/25 (Unaudited)

Unless otherwise noted, the “reporting period” represents the period from September 1, 2024 through February 28, 2025. The following table defines commonly used references within the Notes to financial statements:

References to	Represent
1940 Act	Investment Company Act of 1940, as amended
Franklin Advisers	Franklin Advisers, Inc., the fund’s investment manager, a direct wholly-owned subsidiary of Franklin Templeton
Franklin Distributors	Franklin Distributors, LLC, an indirect wholly-owned subsidiary of Franklin Templeton
Franklin Templeton	Franklin Resources, Inc.
Franklin Templeton Services	Franklin Templeton Services, LLC, a wholly-owned subsidiary of Franklin Templeton
FTIML	Franklin Templeton Investment Management Limited
JPMorgan	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
PAC	The Putnam Advisory Company, LLC, an indirect wholly-owned subsidiary of Franklin Templeton
PIL	Putnam Investments Limited, an indirect wholly-owned subsidiary of Franklin Templeton
PSERV	Putnam Investor Services, Inc., a wholly-owned subsidiary of Franklin Templeton
Putnam Management	Putnam Investment Management, LLC, an indirect wholly-owned subsidiary of Franklin Templeton
SEC	Securities and Exchange Commission
State Street	State Street Bank and Trust Company

Putnam Multi-Asset Income Fund (the fund) is a diversified series of Putnam Asset Allocation Funds (the Trust), a Massachusetts business trust registered under the 1940 Act as an open-end management investment company. The goal of the fund is to seek total return consistent with conservation of capital. Within the fund’s total return orientation, the fund seeks to provide current income, along with long-term capital appreciation. The fund invests mainly in fixed-income investments, including U.S. and foreign (including emerging market) government obligations, corporate obligations and securitized debt instruments (such as mortgage-backed investments) of any credit quality. The fund also invests, to a lesser extent, in equity securities (growth or value stocks or both) of U.S. and foreign (including emerging market) companies of any size. The fund has a strategic, or typical, allocation between equity and fixed-income investments. Using qualitative analysis and quantitative models and techniques, the fund’s investment manager adjusts portfolio allocations from time to time within a certain range to try to optimize the fund’s performance consistent with its goal. The strategic allocation and the range of allowable allocation for the fund is shown below:

Class	Strategic Allocation	Range
Equity	27%	5–50%
Fixed-Income	73%	50–95%

The fund’s investment manager may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell equity investments and may also consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell fixed-income investments. The fund typically uses derivatives to a significant extent, such as futures, options, certain foreign currency transactions, warrants and interest rate and total return swap contracts, for both hedging and non-hedging purposes and may also use derivatives and debt instruments with terms determined by reference to a particular commodity or to all or portions of a commodities index.

The fund offers the following share classes. The expenses for each class of shares may differ based on the distribution and investor servicing fees of each class, which are identified in Note 2.

Share class	Sales charge	Contingent deferred sales charge	Conversion feature
Class A	Up to 4.00%	1.00% on certain redemptions of shares bought with no initial sales charge	None
Class C	None	1.00% eliminated after one year	Converts to class A shares after 8 years
Class P Δ	None	None	None
Class R †	None	None	None
Class R5 †	None	None	None
Class R6 †	None	None	None
Class Y †	None	None	None
Δ Only available to other Putnam funds and other accounts managed by Franklin Advisers or its affiliates.
† Not available to all investors.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s Agreement and Declaration of Trust, any claims asserted by a shareholder against or on behalf of the Trust (or its series), including claims against Trustees and Officers, must be brought in courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

The fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946. The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Multi-Asset Income Fund
39

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation.  The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.

Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at the average of the last reported bid and ask prices, the “mid price”, and is generally categorized as a Level 2 security.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by the fund’s investment manager. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Reliable prices are not readily available for equity securities in these circumstances, where the value of a security has been affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value. To address this, the fund will fair value these securities as determined in accordance with procedures approved by the Trustees. This includes using an independent third-party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time). These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that the fund’s investment manager does not believe accurately reflects the security’s fair value, the security will be valued at fair value by the fund’s investment manager, which has been designated as valuation designee pursuant to Rule 2a–5 under the 1940 Act, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, if any, is recorded on the accrual basis. Amortization and accretion of premiums and discounts on debt securities, if any, is recorded on the accrual basis.

Dividend income, net of any applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain.

The fund may have earned certain fees in connection with its senior loan purchasing activities. These fees, if any, are treated as market discount and are amortized into income in the Statement of operations.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The fair value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Options contracts The fund uses options contracts for hedging against changes in values of securities it owns, owned or expects to own.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange-traded options are valued at the last sale price. OTC traded options are valued using quotations from an independent pricing service.

Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap option contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

40
Multi-Asset Income Fund

Futures contracts The fund uses futures contracts for managing exposure to market risk and for equitizing cash.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used for hedging foreign exchange risk and for gaining exposure to currencies.

The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities.

Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging interest rate risk, for gaining exposure on interest rates and for hedging prepayment risk.

An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.

The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and centrally cleared interest rate swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

At the close of the reporting period, the fund has deposited cash valued at $33,201 in a segregated account to cover margin requirements on open centrally cleared interest rate swap contracts.

TBA commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.

The fund may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.

Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Franklin Advisers will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.

TBA purchase commitments outstanding at period end, if any, are listed within the fund’s portfolio and TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral pledged to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

Multi-Asset Income Fund
41

At the close of the reporting period, the fund had a net liability position of $714 on open derivative contracts subject to the Master Agreements. There was no collateral pledged by the fund at period end for these agreements.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit Effective January 31, 2025, the fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers) managed by an affiliate of Franklin Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility) which matures on January 30, 2026. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the fund shall, in addition to interest charged on any borrowings made by the fund and other costs incurred by the fund, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in Other expenses in the Statements of operations. During the reporting period, the fund did not use the Global Credit Facility.

Prior to January 31, 2025, the fund participated, along with other Putnam funds, in a $320 million syndicated unsecured committed line of credit, provided by State Street ($160 million) and JPMorgan ($160 million), and a $235.5 million unsecured uncommitted line of credit, provided by State Street. Borrowings may have been made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest was charged to the fund based on the fund’s borrowings. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit was paid by the participating funds and a $75,000 fee was paid by the participating funds to State Street as agent of the syndicated committed line of credit. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit was allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset and other income on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred for an unlimited period and the carry forwards will retain their character as either short-term or long-term capital losses. At August 31, 2024, the fund had the following capital loss carryovers available, to the extent allowed by the Code, to offset future net capital gain, if any:

Loss carryover
Short-term	Long-term	Total
$49,804,421	$36,930,371	$86,734,792

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The aggregate identified cost on a tax basis is $220,980,921, resulting in gross unrealized appreciation and depreciation of $16,296,784 and $4,409,004, respectively, or net unrealized appreciation of $11,887,780.

Distributions to shareholders Distributions to shareholders from net investment income, if any, are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2: Management fee, administrative services and other transactions

The fund pays Franklin Advisers a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (including open-end funds managed by affiliates of Putnam Management that have been deemed to be sponsored by Putnam Management for this purpose) (excluding net assets of such funds that are invested in, or that are invested in by, other such funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:

0.630%	of the first $5 billion,
0.580%	of the next $5 billion,
0.530%	of the next $10 billion,
0.480%	of the next $10 billion,
0.430%	of the next $50 billion,
0.410%	of the next $50 billion,
0.400%	of the next $100 billion and
0.395%	of any excess thereafter.

For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.225% of the fund’s average net assets.

Franklin Advisers has contractually agreed, through December 30, 2025, to waive fees and/or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Franklin Advisers has also contractually agreed to waive fees (and, to the extent necessary, bear other expenses) of the fund through December 30, 2025, to the extent that total expenses of the fund (excluding brokerage, interest, taxes, investment-related expenses, payments under distribution plans, extraordinary expenses, payments under the fund’s investor servicing contract and acquired fund fees and expenses, but including payments under the fund’s investment management contract) would exceed an annual rate of 0.40% of the fund’s average net assets. During the reporting period, the fund’s expenses were reduced by $261,728 as a result of this limit.

The fund invests in Putnam Government Money Market Fund, an open-end management investment company managed by Franklin Advisers. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Government Money Market Fund with respect to assets invested by the fund in Putnam Government Money Market Fund. During the reporting period, management fees paid were reduced by $3,638 relating to the fund’s investment in Putnam Government Money Market Fund.

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Multi-Asset Income Fund

Franklin Advisers has retained Putnam Management as a sub-advisor for the fund pursuant to a sub-advisory agreement. Pursuant to the agreement, Putnam Management provides certain advisory and related services to the fund. Franklin Advisers pays a monthly fee to Putnam Management based on the costs of Putnam Management in providing these services to the fund, which may include a mark-up not to exceed 15% over such costs.

Effective November 1, 2024, FTIML is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Franklin Advisers from time to time. FTIML did not manage any portion of the assets of the fund during the reporting period. If Franklin Advisers were to engage the services of FTIML, Franklin Advisers (and not the fund) would pay a monthly sub-management fee to FTIML for its services at an annual rate of 0.25% of the average net assets of the equity and asset allocation portion of the fund managed by FTIML and 0.20% of the average net assets of the fixed-income portion of the fund managed by FTIML.

Prior to November 1, 2024, PIL was authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Franklin Advisers from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Franklin Advisers had engaged the services of PIL, Franklin Advisers (and not the fund) would have paid a quarterly sub-management fee to PIL for its services at an annual rate of 0.25% of the average net assets of the equity and asset allocation portion of the fund managed by FTIML and 0.20% of the average net assets of the fixed-income portion of the fund managed by PIL. Effective November 1, 2024, PIL merged into FTIML, and PIL investment professionals became employees of FTIML.

PAC is authorized by the Trustees to manage a separate portion of the assets of the fund, as designated from time to time by Franklin Advisers or PIL (prior to November 1, 2024). PAC did not manage any portion of the assets of the fund during the reporting period. If Franklin Advisers were to engage the services of PAC, Franklin Advisers (and not the fund) would pay a monthly sub-advisory fee to PAC for its services at the annual rate of 0.25% of the average net assets of the portion of the fund’s assets for which PAC is engaged as sub-advisor.

Franklin Templeton Services provides certain administrative services to the fund. The fee for those services is paid by the fund’s investment manager based on the fund’s average daily net assets and is not an additional expense of the fund.

The fund reimburses Franklin Advisers an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

PSERV, an affiliate of Franklin Advisers, provides investor servicing agent functions to the fund. PSERV received fees for investor servicing for class A, class C, class R and class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the fund; (2) a specified rate of the fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. PSERV has agreed that the aggregate investor servicing fees for each fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the fund’s average assets attributable to such accounts.

Class P shares paid a monthly fee based on the average net assets of class P shares at an annual rate of 0.01%.

Class R5 shares paid a monthly fee based on the average net assets of class R5 shares at an annual rate of 0.15%.

Class R6 shares paid a monthly fee based on the average net assets of class R6 shares at an annual rate of 0.05%.

During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class A	$121,790
Class C	4,772
Class P	1,925
Class R	1,199
Class R5	9
Class R6	800
Class Y	27,822
Total	$158,317

The fund has entered into expense offset arrangements with PSERV and State Street whereby PSERV’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $2,570 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $153, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the 1940 Act. The purpose of the Plans is to compensate Franklin Distributors for services provided and expenses incurred in distributing shares of the fund. The Plans provide payments by the fund to Franklin Distributors at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the fund at the following annual rate (Approved %) of the average net assets attributable to each class. During the reporting period, the class-specific expenses related to distribution fees were as follows:

	Maximum %	Approved %	Amount
Class A	0.35%	0.25%	$181,259
Class C	1.00%	1.00%	$28,783
Class R	1.00%	0.50%	$3,730
Total			$213,772

For the reporting period, Franklin Distributors, acting as underwriter, received net commissions of $4,125 from the sale of class A shares, and received $37 in contingent deferred sales charges from redemptions of class C shares.

A deferred sales charge of up to 1.00% is assessed on certain redemptions of class A shares. For the reporting period, Franklin Distributors, acting as underwriter, received $206 on class A redemptions.

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales
Investments in securities, including TBA commitments (Long-term)	$116,274,518	$120,479,270
U.S. government securities (Long-term)	—	4,863,555
Total	$116,274,518	$125,342,825

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

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43

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Transactions, including, if applicable, direct exchanges pursuant to share conversions, in capital shares were as follows:

	SIX MONTHS ENDED 2/28/25		YEAR ENDED 8/31/24
Class A	Shares	Amount	Shares	Amount
Shares sold	696,254	$7,496,356	1,198,291	$12,019,313
Shares issued in connection with reinvestment of distributions	300,753	3,218,145	507,436	5,131,453
	997,007	10,714,501	1,705,727	17,150,766
Shares repurchased	(1,198,880)	(12,890,619)	(2,678,846)	(27,069,662)
Net decrease	(201,873)	$(2,176,118)	(973,119)	$(9,918,896)
	SIX MONTHS ENDED 2/28/25		YEAR ENDED 8/31/24
Class C	Shares	Amount	Shares	Amount
Shares sold	17,801	$191,985	42,801	$430,639
Shares issued in connection with reinvestment of distributions	9,874	105,731	22,967	230,777
	27,675	297,716	65,768	661,416
Shares repurchased	(161,376)	(1,735,261)	(691,508)	(6,843,899)
Net decrease	(133,701)	$(1,437,545)	(625,740)	$(6,182,483)
	SIX MONTHS ENDED 2/28/25		YEAR ENDED 8/31/24
Class P	Shares	Amount	Shares	Amount
Shares sold	1,313,091	$14,153,147	1,760,985	$17,855,156
Shares issued in connection with reinvestment of distributions	89,353	956,987	101,263	1,028,128
	1,402,444	15,110,134	1,862,248	18,883,284
Shares repurchased	(678,751)	(7,330,020)	(798,730)	(8,159,646)
Net increase	723,693	$7,780,114	1,063,518	$10,723,638
	SIX MONTHS ENDED 2/28/25		YEAR ENDED 8/31/24
Class R	Shares	Amount	Shares	Amount
Shares sold	1,639	$17,632	6,164	$62,775
Shares issued in connection with reinvestment of distributions	2,955	31,627	6,350	64,165
	4,594	49,259	12,514	126,940
Shares repurchased	(10,758)	(115,836)	(105,979)	(1,053,316)
Net decrease	(6,164)	$(66,577)	(93,465)	$(926,376)
	SIX MONTHS ENDED 2/28/25		YEAR ENDED 8/31/24
Class R5	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with reinvestment of distributions	—	—	21	203
	—	—	21	203
Shares repurchased	—	—	—	—
Net increase	—	$—	21	$203
	SIX MONTHS ENDED 2/28/25		YEAR ENDED 8/31/24
Class R6	Shares	Amount	Shares	Amount
Shares sold	10,334	$110,735	82,296	$820,028
Shares issued in connection with reinvestment of distributions	6,994	74,900	17,774	178,878
	17,328	185,635	100,070	998,906
Shares repurchased	(302,864)	(3,235,425)	(246,819)	(2,515,411)
Net decrease	(285,536)	$(3,049,790)	(146,749)	$(1,516,505)
	SIX MONTHS ENDED 2/28/25		YEAR ENDED 8/31/24
Class Y	Shares	Amount	Shares	Amount
Shares sold	95,466	$1,030,241	258,267	$2,635,403
Shares issued in connection with reinvestment of distributions	72,600	777,475	135,893	1,371,098
	168,066	1,807,716	394,160	4,006,501
Shares repurchased	(373,056)	(4,022,296)	(1,281,440)	(12,834,650)
Net decrease	(204,990)	$(2,214,580)	(887,280)	$(8,828,149)

44
Multi-Asset Income Fund

At the close of the reporting period, Putnam Investment Holdings, LLC owned the following shares of the fund:

	Shares owned	Percentage of ownership	Value
Class C	1,060	0.22%	$11,427
Class R	1,066	0.77	11,481
Class R5	1,072	100.00	11,554
Class R6	1,073	1.43	11,567
Class Y	1,071	0.04	11,545

At the close of the reporting period, the Putnam Retirement Advantage Funds owned 18.4% of the outstanding shares of the fund.

Note 5: Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

Name of affiliate	Fair value as of 8/31/24	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 2/28/25
Short-term investments
Putnam Government Money Market Fund Class G †	$2,432,711	$22,035,094	$20,873,846	$67,390	$3,593,959
Putnam Short Term Investment Fund Class P ‡	6,785,670	11,835,095	7,614,422	224,127	11,006,343
Total Short-term investments	$9,218,381	$33,870,189	$28,488,268	$291,517	$14,600,302
† Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Government Money Market Fund with respect to assets invested by the fund in Putnam Government Money Market Fund (Note 2). There were no realized or unrealized gains or losses during the period.
‡ Management fees charged to Putnam Short Term Investment Fund have been waived by Franklin Advisers. There were no realized or unrealized gains or losses during the period.

Note 6: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The fund may invest in higher-yielding, lower-rated bonds that may have a higher rate of default. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

Note 7: Senior loan commitments

Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

Note 8: Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Purchased equity option contracts (contract amount)	$800
Written equity option contracts (contract amount)	$800
Futures contracts (number of contracts)	100
Forward currency contracts (contract amount)	$2,500,000
Centrally cleared interest rate swap contracts (notional)	$3,600,000

Multi-Asset Income Fund
45

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period
	Asset derivatives		Liability derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Statement of assets and liabilities location	Fair value	Statement of assets and liabilities location	Fair value
Foreign exchange contracts	Receivables	$22,406	Payables	$5,196
Equity contracts	Receivables	—	Payables, Net assets — Unrealized depreciation	172,591 *
Interest rate contracts	Receivables, Net assets — Unrealized appreciation	173,226 *	Payables, Net assets — Unrealized depreciation	31,441 *
Total		$195,632		$209,228
* Includes cumulative appreciation/depreciation of futures contracts and/or centrally cleared swaps as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments
Derivatives not accounted for as hedging instruments under ASC 815	Options	Futures	Forward currency contracts	Swaps	Total
Foreign exchange contracts	$—	$—	$59,110	$—	$59,110
Equity contracts	(232,147)	168,010	—	—	$(64,137)
Interest rate contracts	—	(497,132)	—	(30,582)	$(527,714)
Total	$(232,147)	$(329,122)	$59,110	$(30,582)	$(532,741)
Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments
Derivatives not accounted for as hedging instruments under ASC 815	Options	Futures	Forward currency contracts	Swaps	Total
Foreign exchange contracts	$—	$—	$36,131	$—	$36,131
Equity contracts	212,893	(147,596)	—	—	$65,297
Interest rate contracts	—	210,376	—	5,992	$216,368
Total	$212,893	$62,780	$36,131	$5,992	$317,796

46
Multi-Asset Income Fund

Note 9: Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital, Inc. (clearing broker)	BofA Securities, Inc.	Citibank, N.A.	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC
Assets:
Centrally cleared interest rate swap contracts §	$—	$—	$6,260	$—	$—	$—	$—
Futures contracts §	—	—	—	78,384	—	—	57,217
Forward currency contracts #	3,144	45	—	—	30	6,028	—
Total Assets	$3,144	$45	$6,260	$78,384	$30	$6,028	$57,217
Liabilities:
Centrally cleared interest rate swap contracts §	$—	$—	$5,053	$—	$—	$—	$—
Futures contracts §	—	—	—	—	—	—	2,969
Forward currency contracts #	—	744	—	—	45	—	—
Total Liabilities	$—	$744	$5,053	$—	$45	$—	$2,969
Total Financial and Derivative Net Assets	$3,144	$(699)	$1,207	$78,384	$(15)	$6,028	$54,248
Total collateral received (pledged) †##	$—	$—	$—	$—	$—	$—	$—
Net amount	$3,144	$(699)	$1,207	$78,384	$(15)	$6,028	$54,248
Controlled collateral received (including TBA commitments) **	$—	$—	$—	$—	$—	$—	$—
Uncontrolled collateral received	$—	$—	$—	$—	$—	$—	$—
Collateral (pledged) (including TBA commitments) **	$—	$—	$—	$—	$—	$—	$—

	Morgan Stanley & Co. International PLC	NatWest Markets PLC	State Street Bank and Trust Co.	Toronto-Dominion Bank	UBS AG	Total
Assets:
Centrally cleared interest rate swap contracts §	$—	$—	$—	$—	$—	$6,260
Futures contracts §	—	—	—	—	—	135,601
Forward currency contracts #	3,688	461	6,425	77	2,508	22,406
Total Assets	$3,688	$461	$6,425	$77	$2,508	$164,267
Liabilities:
Centrally cleared interest rate swap contracts §	$—	$—	$—	$—	$—	$5,053
Futures contracts §	—	—	—	—	—	2,969
Forward currency contracts #	1,074	108	748	—	2,477	5,196
Total Liabilities	$1,074	$108	$748	$—	$2,477	$13,218
Total Financial and Derivative Net Assets	$2,614	$353	$5,677	$77	$31	$151,049
Total collateral received (pledged) †##	$—	$—	$—	$—	$—
Net amount	$2,614	$353	$5,677	$77	$31
Controlled collateral received (including TBA commitments) **	$—	$—	$—	$—	$—	$—
Uncontrolled collateral received	$—	$—	$—	$—	$—	$—
Collateral (pledged) (including TBA commitments) **	$—	$—	$—	$—	$—	$—
**	Included with Investments in securities on the Statement of assets and liabilities.
†	Additional collateral may be required from certain brokers based on individual agreements.
#	Covered by master netting agreement (Note 1).
##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.
§	Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund’s portfolio. Collateral pledged for initial margin on futures contracts and centrally cleared swap contracts, which is not included in the table above, amounted to $694,757 and $33,201, respectively.

Multi-Asset Income Fund
47

Note 10: Operating segments

The fund has adopted the Financial Accounting Standards Board (FASB) Accounting Standards Update (ASU) 2023–07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the fund’s financial position or results of operations.

The fund operates as a single operating segment, which is an investment portfolio. The fund’s investment manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.

For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of assets and liabilities and the Statement of operations, along with the related notes to the financial statements. The fund’s portfolio provides details of the fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial highlights.

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Multi-Asset Income Fund

Changes in and disagreements with accountants

Not applicable

Results of any shareholder votes

Not applicable

Remuneration paid to directors, officers, and others

Remuneration paid to directors, officers, and others is included in the Notes to financial statements above.

Multi-Asset Income Fund
49

Board approval of management and subadvisory agreements (Unaudited)

At its meeting on January 24, 2025, the Board of Trustees of your fund, including all of the Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Putnam mutual funds, closed-end funds and exchange-traded funds (collectively, the “funds”) (the “Independent Trustees”), approved the Management Contract between Franklin Advisers, Inc. (“Franklin Advisers”) and your fund’s wholly-owned subsidiary (the “Subsidiary”) and Sub-Advisory Agreements between Franklin Advisers and each of Putnam Investment Management, LLC (“Putnam Management”), Franklin Templeton Investment Management Limited (“FTIML”), and The Putnam Advisory Company, LLC (“PAC”) with respect to the Subsidiary (collectively, the “Subsidiary Agreements”).

At its meeting on September 27, 2024, the Board of Trustees of your fund, including all of the Independent Trustees, approved a new Sub-Advisory Agreement with respect to your fund (the “New FTIML Sub-Advisory Agreement”) between Franklin Advisers and FTIML and an amended and restated Sub-Advisory Contract with respect to your fund (the “Amended PAC Sub-Advisory Contract”) between Franklin Advisers and PAC. Franklin Advisers, FTIML and PAC are each direct or indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Templeton”). (Because FTIML and PAC are affiliates of Franklin Advisers and Franklin Advisers remains fully responsible for all services provided by FTIML and PAC, the Trustees did not attempt to evaluate FTIML and PAC as separate entities.)

The Board of Trustees, with the assistance of its Contract Committee (which consists solely of Independent Trustees) and its independent legal counsel (as that term is defined in Rule 0-1(a)(6)(i) under the 1940 Act), requested and evaluated all information it deemed reasonably necessary under the circumstances in connection with its review of the New FTIML Sub-Advisory Agreement, the Amended PAC Sub-Advisory Contract and the Subsidiary Agreements. At its September 2024 and January 2025 meetings, the Contract Committee met with representatives of Franklin Templeton, and separately in executive session, to consider the information provided. At the September 2024 Board of Trustees’ meetings, the Contract Committee also met in executive session with the other Independent Trustees to discuss its observations and recommendations. In connection with the foregoing, the Contract Committee was assisted by the members of the Board of Trustees’ independent staff and by independent legal counsel for the Independent Trustees.

Considerations in connection with the Trustees’ approval of the New FTIML Sub-Advisory Agreement

The Trustees considered the proposed New FTIML Sub-Advisory Agreement in connection with the planned November 1, 2024 merger (the “Merger”) of Putnam Investments Limited (“PIL”), an affiliate of Franklin Advisers and a sub-adviser to your fund prior to the Merger, with and into FTIML. The Trustees considered that, in connection with the Merger, PIL investment professionals would become employees of FTIML, and, upon consummation of the Merger, PIL would cease to exist as a separate legal entity.

The Trustees noted that Franklin Templeton viewed the Merger as a further step in the integration of the legacy Putnam and Franklin Templeton organizations, offering potential operational efficiencies and enhanced investment resources for the funds. The Trustees also considered, among other factors, that:

• The Merger and the New FTIML Sub-Advisory Agreement would not result in any reduction or material change in the nature or the level of the sub-advisory services provided to the funds;

• The PIL portfolio managers who are responsible for the day-to-day management of the applicable funds would be the same immediately prior to, and immediately after, the Merger, and these investment personnel would have access to the same research and other resources to support their respective investment advisory functions and operate under the same conditions both immediately before and after the Merger;

• Despite a change in the sub-advisory fee structure for certain funds, the New FTIML Sub-Advisory Agreement would not result in an increase in the advisory fee rates payable by each fund, as Franklin Advisers would be responsible for overseeing the investment advisory services provided to the applicable funds by FTIML under the New FTIML Sub-Advisory Agreement and would compensate FTIML for such services out of the fees it receives under each fund’s Management Contract with Franklin Advisers; and

• The terms of the New FTIML Sub-Advisory Agreement were substantially similar to those under the sub-management contract between Franklin Advisers and PIL with respect to the fund (the “PIL Sub-Management Contract”). 1

The Trustees also considered that, prior to the Merger, counsel to Franklin Advisers and FTIML had provided a legal opinion that the Merger and the appointment of FTIML as sub-adviser to the funds would not result in an “assignment” under the 1940 Act of the PIL Sub-Management Contract and that the New FTIML Sub-Advisory Agreement did not require shareholder approval.

The Trustees also took into account that they had most recently approved the fund’s PIL Sub-Management Contract in June 2024. Because, other than the parties to the contract, the revised sub-advisory fee structure for certain funds, and certain other non-substantive changes to contractual terms, the New FTIML Sub-Advisory Agreement was substantially similar to the PIL Sub-Management Contract, the Trustees relied to a considerable extent on their previous approval of the PIL Sub-Management Contract.

Considerations in connection with the Trustees’ approval of the Amended PAC Sub-Advisory Contract

With respect to the proposed Amended PAC Sub-Advisory Contract, the Trustees considered that the contract was being amended and restated to remove PIL as a party to the contract, revise the sub-advisory fee structure for certain funds, and make certain other non-substantive changes to contractual terms. The Trustees noted that removing PIL from the sub-advisory contract with respect to the fund among Franklin Advisers, PIL and PAC (the “PAC Sub-Advisory Contract”) would have no impact on the management of the funds, since Franklin Advisers, and not PIL, had been (under the PAC Sub-Advisory Contract), and would continue to be (under the Amended PAC Sub-Advisory Contract), responsible for overseeing any services provided by PAC to the applicable funds. The Trustees also considered that the Amended PAC Sub-Advisory Contract

1 The New PIL Sub-Management Contract was operative until the effective date of the Merger, November 1, 2024, and was replaced by the New FTIML Sub-Advisory Agreement effective as of that date.

50
Multi-Asset Income Fund

would not result in an increase in the advisory fee rates payable by each fund, as Franklin Advisers would compensate PAC for such services out of the fees it receives under each fund’s Management Contract with Franklin Advisers.

Considerations in connection with the Trustees’ approval of the Subsidiary Agreements

In connection with the Trustees’ approval of the Subsidiary Agreements, the Trustees considered the investment management services that each of Franklin Advisers, Putnam Management, FTIML and PAC would provide to the Subsidiary and the fee waivers that would be in place with respect to assets invested in the Subsidiary. In addition, the Trustees took into account their considerations in June 2024 with respect to their approval of the Fund’s Management Contract with Franklin Advisers and their considerations in September 2024 with respect to their approval of the Sub-Advisory Agreement between Franklin Advisers and FTIML and the Sub-Advisory Contract between Franklin Advisers and PAC, each with respect to the Fund.

Board of Trustees’ Conclusions

After considering the factors described above, as well as other factors, the Board of Trustees, including all of the Independent Trustees, concluded that the fees payable under the New FTIML Sub-Advisory Agreement, the Amended PAC Sub-Advisory Contract and the Subsidiary Agreements represented reasonable compensation in light of the nature and quality of the services that would be provided to the funds, and determined to approve the New FTIML Sub-Advisory Agreement, the Amended PAC Sub-Advisory Contract and the Subsidiary Agreements for your fund. These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor.

Multi-Asset Income Fund
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© 2025 Franklin Templeton. All rights reserved.	39362-SFSOI 4/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included in Item 7 above.

Item 9. Proxy Disclosure for Open-End Management Investment Companies.

Included in Item 7 above.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included in Item 7 above.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included in Item 7 above.

Item 12. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 13. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 16. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 17. Disclosures of Securities Lending Activities for Closed-End Investment Companies:

Not Applicable

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable

Item 19. Exhibits:

(a)(1) Not applicable

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Asset Allocation Funds

By (Signature and Title):

/s/ Jeffrey White

Jeffrey White Principal Accounting Officer

Date: April 28, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz

Jonathan S. Horwitz Principal Executive Officer

Date: April 28, 2025

By (Signature and Title):

/s/ Jeffrey White

Jeffrey White Principal Financial Officer

Date: April 28, 2025